Dreyfus
      Premier Managed
      Income Fund

      SEMIANNUAL REPORT June 30, 2002


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            16   Statement of Assets and Liabilities

                            17   Statement of Operations

                            18   Statement of Changes in Net Assets

                            20   Financial Highlights

                            24   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund
                                                                Dreyfus Premier
                                                            Managed Income Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for Dreyfus Premier Managed Income Fund, covering the six-month period from January 1, 2002 through June 30, 2002. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with David S. Hertan, a portfolio manager and member of the fixed-income team that manages the fund.

The economy began to recover during the first half of 2002, signaling an end to the U.S. economic recession. As the economy has gained strength, however, bond prices have generally fluctuated widely. Prices of bonds that are more sensitive to interest-rate changes, such as U.S. government securities, first fell and then rallied as investors changed their expectations of the timing of eventual interest-rate hikes. The war on terror, instability in the Middle East and South Asia, and new disclosures of questionable accounting and management practices among certain U.S. corporations generally hurt bonds that are more credit sensitive, such as corporate bonds.

As these factors have buffeted the financial markets, the short-term movements of stocks and bonds have been impossible to predict. Indeed, as many professionals can attest, the markets' directions become clearer only when viewed from a perspective measured in years rather than weeks or months. If you have questions or are worried about current market conditions, we encourage you to talk with your financial advisor who can help you view current events from the perspective of long-term market trends. For our part, we at The Dreyfus Corporation are ready to serve you with a full range of investment alternatives and experienced teams of portfolio managers.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2002




DISCUSSION OF FUND PERFORMANCE

David S. Hertan, Portfolio Manager

How did Dreyfus Premier Managed Income Fund perform relative to its benchmark?

For the six-month period ended June 30, 2002, the fund achieved a total return of 2.52% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 2.56% for Class R shares.(1) In comparison, the Lehman Brothers Aggregate Bond Index, the fund's benchmark, achieved a total return of 3.79% for the same period.(2)

The fund's performance lagged that of its benchmark primarily because of the fund's relative overexposure to two individual corporate bonds that performed poorly amid accounting controversies. The fund was also hurt because it held relatively fewer agency and mortgage-backed securities. However, investments in other investment-grade corporate bonds and U.S. government securities contributed positively to the fund's overall performance.

What is the fund's investment approach?

The fund invests at least 65% of its total assets in United States government debt and investment-grade corporate debt obligations. We do not attempt to match the sector percentages of any index, nor do we attempt to predict the direction of interest rates by substantially altering the fund's sensitivity to changes in rates. Instead, the heart of our investment process is selecting individual securities that possess a combination of superior fundamentals and attractive relative valuations.

What other factors influenced the fund's performance?

The primary reason for the fund's weak performance during the reporting period compared to its benchmark was the ownership of bonds issued by WorldCom, Inc. and Tyco International. In April, WorldCom, Inc. revised its revenues downward by $1 billion, which prompted the independent rating agencies to put the company on "credit watch." Fortunately, we sold the bonds from the portfolio

                                                                      The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

before the company announced in June that nearly $4 billion in expenses had been improperly categorized. Tyco International's bonds were downgraded to below investment-grade status primarily because of its high debt levels, although accounting controversies have dogged the company for years. After the Enron accounting debacle last year, investors were quick to sell securities issued by companies tainted by questions of impropriety. As a result, when we sold the fund's holdings of Tyco International bonds, we did so at a loss.

Despite these two troubled holdings, the fund's relative performance was boosted because it actually held fewer telecommunications bonds than the benchmark during the reporting period. The performance of bonds rated below investment grade was generally negative during the reporting period, but this was, to a large extent, offset by positive security selection. This was especially true of the fund's holdings in the gaming, leisure and lodging industries, which have generally recovered from the September 11 terrorist attacks. We also held significant positions in positive performing investment-grade bonds in such industries as capital goods, paper and forest products, supermarkets and financial services.

From a credit standpoint, the highest quality bond is one issued by the U.S. Treasury, where we allocated a relatively high percentage of the fund's assets. In particular, we focused on Treasury Inflation-Protection Securities, or TIPS, which offer yields tied to the inflation rate. Not only did these bonds provide virtually no credit risk, they also offered an opportunity for some price appreciation because their price fluctuates with the outlook for inflation. When we purchased the bonds, investors believed that inflationary pressures were minimal, causing TIPS to trade at lower valuations. We subsequently sold the bonds at a time when headline inflationary expectations appeared to be heating up and the demand for TIPS had grown, thus increasing their value. As a result, the fund earned a higher total return on inflation-indexed Treasury securities than it would have earned on standard notes.

The fund held fewer agency and mortgage-backed securities than the benchmark during the reporting period, which was a factor in the fund's lower relative performance. Agency securities had generally per-

formed quite well following the September 11 terrorist attacks. It was our belief that the strong performance of this sector had led to overvaluation. We were also concerned that the continuing debate regarding the U.S. Treasury's implied guarantee of agency debt would resurface, putting downward pressure on agency security prices. Our positioning in mortgage-backed securities was based on a belief that interest-rate volatility would be at relatively high levels, which generally causes those securities to underperform other sectors.

What is the fund's current strategy?

Our current strategy includes a focus on high quality corporate bonds, many of which have been offering about 1.5 percentage points higher yield than U.S. Treasury securities with comparable maturities. We have increased our holdings of mortgage-backed securities, which tend to perform well in a stable to moderately rising interest-rate environment. We continue to avoid the agency sector of the market based on valuations and concern regarding the ability to fully analyze the agencies if they are not backed by the implied guarantee of the U.S. government.

July 15, 2002

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN INDEX OF CORPORATE, U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY DEBT INSTRUMENTS, MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES WITH AN AVERAGE MATURITY OF 1-10 YEARS.

                                                             The Fund

STATEMENT OF INVESTMENTS

June 30, 2002 (Unaudited)

                                                                                              Principal
BONDS AND NOTES--95.7%                                                                        Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
AIRCRAFT & AEROSPACE--1.2%

Northrop Grumman,
   Notes, 7%, 2006                                                                              250,000                  265,830

Raytheon,
   Notes, 8.2%, 2006                                                                            450,000                  496,637

                                                                                                                         762,467

ASSET-BACKED CTFS.--8.3%

Americredit Automobile Receivables Trust,
   Ser. 2001-D, Cl. A4, 4.41%, 2008                                                             650,000                  655,430

Bank One Issuance Trust,
   Ser. 2002-C1, Cl. C1, 2.801%, 2009                                                           165,000  (a)             165,028

Capital Auto Receivables Asset Trust,
   Ser. 2002-1, Cl. A2, 1.93%, 2004                                                             725,000  (a)             724,877

Capital One Master Trust,
   Ser. 2001-7A, Cl. A, 3.85%, 2007                                                             400,000                  403,928

Centex Home Equity,
   Ser. 2000-C, Cl. A4, 7.72%, 2029                                                             333,000                  358,976

Citibank Credit Card Issuance Trust:
   Ser. 2001-A6, Cl. A6, 5.65%, 2008                                                            325,000                  340,345
   Ser. 2001-C1, Cl. C1, 7.45%, 2007                                                            180,000                  193,653

Citibank Credit Card Master Trust I,
   Ser. 1999-5 Cl. A, 6.1%, 2008                                                                150,000                  159,427

Ford Credit Auto Owner Trust:
   Ser. 2000-G, Cl. A4, 6.62%, 2004                                                             975,000                  998,312
   Ser. 2001-D, Cl. A3, 4.31%, 2005                                                              80,000                   81,711

MBNA Master Credit Card Note Trust:
   Ser. 2001-C3, Cl. C3, 6.55%, 2008                                                            350,000                  366,548
   Ser. 2002-A6, Cl. A6, 3.9%, 2007                                                             275,000                  275,479

Nissan Auto Receivables Owner Trust,
   Ser. 2002-A, Cl. A3, 3.58%, 2005                                                             100,000                  101,187

Premier Auto Trust,
   Ser. 1999-3, Cl. A-4, 6.43%, 2004                                                            228,238                  232,458

Residential Asset Mortgage Products,
   Ser. 2002-RS3, Cl.AI1, 1.97%, 2022                                                           435,000  (a)             435,000

                                                                                                                       5,492,359

AUTOMOTIVE--1.3%

Ford Motor Credit,
   Notes, 6.875%, 2006                                                                          375,000                  383,951

GMAC:

   Discount Debs. 0/7.75%, 2016                                                                 180,000  (b)              58,028

   Notes, 7.75%, 2010                                                                           270,000                  286,094


                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

AUTOMOTIVE (CONTINUED)

Lear,
   Gtd. Sub. Notes, Ser. B, 7.96%, 2005                                                         150,000                  154,750

                                                                                                                         882,823

BANKING--5.2%

Abbey National Capital Trust I,
   Capital Securities, 6.7%, 6/15/2008                                                          140,000  (a)             145,696

Bank of America,
   Notes, 7.875%, 2005                                                                          675,000                  748,618

First National Bank of Boston,
   Sub. Notes, 7.375%, 2006                                                                     758,000                  824,316

Firstar Bank,
   Sub. Notes, 7.125%, 2009                                                                     425,000                  464,871

National Westminster Bank,
   Sub. Notes, 7.375%, 2009                                                                     320,000                  357,269

St. George Bank,
   Sub. Notes, 7.15%, 2007                                                                       75,000  (c)              80,288

Wachovia,
   Notes, 6.95%, 2004                                                                           200,000                  214,859

Wells Fargo,
   Sr. Notes, 7.25%, 2005                                                                       510,000                  555,901

                                                                                                                       3,391,818

BUILDING & CONSTRUCTION--.8%

American Standard,
   Gtd. Sr. Notes, 7.375%, 2008                                                                  40,000                   41,400

CRH America,
   Notes, 6.95%, 2012                                                                            75,000                   79,018

NVR,
   Gtd. Sr. Notes, 8%, 2005                                                                     125,000                  127,500

Pulte Homes,
   Gtd. Sr. Notes, 7.3%, 2005                                                                   300,000                  312,190

                                                                                                                         560,108

CABLE/MEDIA--3.9%

AOL Time Warner:
   Notes, 6.125%, 2006                                                                          260,000                  252,926
   Notes, 6.75%, 2011                                                                            75,000                   69,131

British Sky Broadcasting,
   Sr. Notes, 8.2%, 2009                                                                        175,000                  172,299

CSC Holdings:
   Sr. Notes, 7.875%, 2007                                                                      180,000                  150,855

                                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CABLE/MEDIA (CONTINUED)

CSC Holdings (continued):
   Sr. Notes, Ser. B, 8.125%, 2009                                                               50,000                   41,377
   Sr. Notes, Ser. B, 7.625%, 2011                                                               25,000                   20,144

Comcast Cable Communications,
   Sr. Notes, 6.75%, 2011                                                                       200,000                  178,917

Cox Communications:
   Notes, 7.75%, 2006                                                                           115,000                  114,646
   Notes, 7.75%, 2010                                                                           325,000                  309,581

News America:
   Gtd. Sr. Deb., 9.25%, 2013                                                                   225,000                  259,537
   Gtd. Sr. Deb., 7.625%, 2028                                                                  250,000                  232,139

TCI Communications,
   Sr. Notes, 6.875%, 2006                                                                      150,000                  144,537

Time Warner,
   Notes, 8.11%, 2006                                                                           130,000                  137,463

Univision Communications,
   Gtd. Sr. Notes, 7.85%, 2011                                                                  150,000                  156,438

Viacom,
   Gtd. Sr. Notes, 7.7%, 2010                                                                   300,000                  328,528

                                                                                                                       2,568,518

CHEMICALS--.3%

CK Witco,
   Sr. Notes, 8.5%, 2005                                                                        170,000                  176,610

COMMERCIAL MORTGAGE PASS-THROUGH CTFS.--5.0%

Bear Stearns Mortgage Securities,
   Ser. 1998-2, Cl. B, 6.75%, 2030                                                              170,423                  175,704

CS First Boston Mortgage Securities,
   Ser. 2001-CF2, Cl. A3, 6.238%, 2034                                                          225,000                  237,199

Calwest Industrial Trust,
   Ser. 2002-CALW, Cl. A, 6.127%, 2017                                                          125,000  (c)             128,359

DLJ Commercial Mortgage:
   Ser. 1998-CF2, Cl. A1A, 5.88%, 2031                                                          287,913                  299,081
   Ser. 1999-CG1, Cl. A1A, 6.08%, 2032                                                          156,765                  163,851

GMAC Commercial Mortgage Securities,
   Ser. 1996-C1, Cl. F, 7.86%, 2006                                                             250,000  (c)             244,143

LB Commercial Conduit Mortgage Trust,
   Ser. 1999-C1, Cl. A1, 6.41%, 2031                                                            108,007                  113,969

LB-UBS Commercial Mortgage Trust,
   Ser. 2002-C1, Cl. A1, 5.4%, 2026                                                             146,377                  151,014


                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE PASS-THROUGH CTFS. (CONTINUED)

Morgan (J.P) Commercial Mortgage Finance,
   Ser. 1997-C5, Cl. A3, 7.088%, 2029                                                           100,000                  108,499

Morgan Stanley Capital I:
   Ser. 1998-WFI, Cl. A2, 6.34%, 2030                                                           235,000                  251,935
   Ser. 1999-CAM1, Cl. A4, 7.02%, 2032                                                           70,000                   76,194

Morgan Stanley Dean Witter Capital:
   Ser. 2001-PPM, Cl. A3, 6.54%, 2031                                                           250,000                  266,800
   Ser. 2002-TOP7, Cl. A1, 5.38%, 2039                                                          175,000                  178,063

Morgan Stanley Dean Witter Capital I,
   Ser. 2001-IQA, Cl. A1, 4.57%, 2032                                                           330,337                  333,107

 Permanent Financing,
   Ser. 1, Cl. 2A, 4.2%, 2007                                                                   550,000                  553,996

                                                                                                                       3,281,914

COMMERCIAL SERVICES--.9%

Aramark Services,
   Gtd. Sr. Notes, 7%, 2007                                                                     600,000                  613,035

CONSUMER--.4%

International Flavors & Fragrance,
   Notes, 6.45%, 2006                                                                           225,000                  234,276

ENTERTAINMENT--1.6%

Carnival:
   Notes, 6.15%, 2003                                                                            70,000                   71,757
   Notes, 6.15%, 2008                                                                           125,000                  125,030
   Notes, 7.05%, 2005                                                                           100,000                  105,267

Chumash Casino & Resort,
   Sr. Notes, 9%, 2010                                                                           20,000  (c)              20,350

Mohegan Tribal Gaming Authority:
   Sr. Notes, 8.125%, 2006                                                                      350,000                  360,500

   Sr. Sub. Notes, 8%, 2012                                                                      50,000  (c)              50,438

Premier Parks,
   Sr. Notes, 9.75%, 2007                                                                       150,000                  154,500

Royal Caribbean,
   Sr. Notes, 8.25%, 2005                                                                       175,000                  166,369

                                                                                                                       1,054,211

ENVIRONMENTAL--2.4%

Allied Waste N.A.:
   Gtd. Sr. Notes, Ser. B, 7.375%, 2004                                                         140,000                  136,500
   Gtd. Sr. Notes, Ser. B, 7.625%, 2006                                                         315,000                  305,550
   Gtd. Sr. Notes, Ser. B, 7.875%, 2009                                                         225,000                  217,125

                                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENVIRONMENTAL (CONTINUED)

Republic Services,
   Sr. Notes, 6.75%, 2011                                                                       250,000                  257,952

Waste Management,
   Notes, 7%, 2006                                                                              650,000                  675,517

                                                                                                                       1,592,644

FINANCIAL SERVICES--6.4%

AMVESCAP,
   Sr. Notes, 5.9%, 2007                                                                        225,000                  228,075

Boeing Capital,
   Medium-Term Notes, Ser. XI, 4.29% 2005                                                       150,000                  150,540

CIT Group,
   Sr. Notes, 7.375%, 2007                                                                       25,000                   25,027

CIT Group Holdings,
   Notes, 6.625%, 2005                                                                           70,000                   66,123

Caterpillar Financial Services,
   Medium-Term Notes, Ser. F, 4.69%, 2005                                                       150,000                  153,180

Citigroup,
   Sr. Notes, 6.75%, 2005                                                                       325,000                  349,645

ERAC USA Finance,
   Notes, 8.25%, 2005                                                                           325,000  (c)             353,243

General Electric Capital,
   Medium-Term Notes, Ser. A, 6%, 2012                                                          450,000                  448,696

Golden State Escrow,
   Sr. Notes, 7%, 2003                                                                          675,000                  700,442

Heller Financial,
   Sr. Notes, 6.375%, 2006                                                                      155,000                  165,547

Household Finance:
   Notes, 8%, 2005                                                                              140,000                  150,900
   Notes, 7%, 2012                                                                              235,000                  234,084

International Lease Finance,
   Sr. Notes, 5.625%, 2007                                                                      175,000                  177,607

Jefferies Group,
   Sr. Notes, 7.75%, 2012                                                                       100,000                  101,237

Merrill Lynch,
   Medium-Term Notes, Ser. B, 6.13%, 2006                                                       530,000                  552,773

Morgan Stanley Dean Witter,
   Bonds, 5.8%, 2007                                                                            325,000                  333,653

                                                                                                                       4,190,772


                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FOOD & BEVERAGES--.6%

Albertson's,
   Sr. Notes, 7.5%, 2011                                                                         75,000                   81,923

Coors Brewing,
   Notes, 6.375%, 2012                                                                          150,000  (c)             154,632

Fred Meyer,
   Sr. Notes, 7.625%, 2006                                                                       75,000                   81,672

Kroger,
   Sr. Notes, 7.375%, 2005                                                                       75,000                   80,501

                                                                                                                         398,728

FOREIGN--1.5%

KPN NV,
   Sr. Notes, 8.375%, 2030                                                                      285,000                  275,541

United Mexican States:
   Medium-Term Notes, 8.3%, 2031                                                                260,000                  253,500
   Notes, 8.375%, 2011                                                                          450,000                  468,000

                                                                                                                         997,041

HEALTH CARE--1.4%

HCA:
   Notes, 8.75%, 2010                                                                           292,000                  330,001
   Sr. Notes, 7.875%, 2011                                                                      292,000                  314,976

Health South,
   Notes, 7.625%, 2012                                                                          175,000  (c)             173,656

Tenet Healthcare,
  Conv. Sub. Notes, 6%, 2005

                                                                                                135,000                  134,663

                                                                                                                         953,296

HOTELS--.2%

Hilton Hotels,
   Sr. Notes, 7%, 2004                                                                          100,000                  101,215

INDUSTRIAL--.8%

Brascan,
   Notes, 7.375%, 2002                                                                          300,000                  302,520

Emerson Electric,
   Notes, 7.875%, 2005                                                                           75,000                   82,657

INCO,
   Notes, 7.75%, 2012                                                                           150,000                  155,146

                                                                                                                         540,323

                                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MEDICAL--.9%

Beckman Instruments,
   Gtd. Sr. Notes, 7.45%, 2008                                                                  450,000                  486,453

Quest Diagnostic,
   Gtd. Sr. Notes, 6.75%, 2006                                                                  130,000                  136,295

                                                                                                                         622,748

OIL & GAS--1.7%

Amerada Hess,
   Notes, 7.3%, 2031                                                                            175,000                  178,068

Coastal,
   Sr. Notes, 8.125%, 2002                                                                      240,000                  240,605

Conoco Funding,
   Gtd. Notes, 5.45%, 2006                                                                      400,000                  410,161

Occidental Petroleum,
   Sr. Notes, 8.45%, 2029                                                                       115,000                  135,069

Valero Energy:
   Notes, 6.125%, 2007                                                                          125,000                  129,225
   Notes, 7.5%, 2032                                                                             50,000                   50,319

                                                                                                                       1,143,447

PAPER & PAPER RELATED--2.2%

Abitibi-Consolidated:
   Deb., 8.5%, 2029                                                                             375,000                  353,880
   Deb., 8.85%, 2030                                                                             75,000                   73,546
   Gtd. Notes, 7.875%, 2009                                                                     125,000                  127,492

Domtar,
   Notes, 7.875%, 2011                                                                          325,000                  353,256

Stone Container,
   Sr. Notes, 8.375%, 2012                                                                       50,000  (c)              50,625

Westvaco:
   Deb., 8.2%, 2030                                                                              75,000                   84,369
   Notes, 8.4%, 2007                                                                             75,000                   84,090

Weyerhaeuser,
   Notes, 6.75%, 2012                                                                           325,000  (c)             337,141

                                                                                                                       1,464,399

PHARMACEUTICALS--.2%

AmerisourceBergen,
   Sr. Notes, 8.125%, 2008                                                                      125,000                  129,688

REAL ESTATE INVESTMENT TRUSTS--1.4%

Archstone-Smith Trust,
   Notes, 6.5%, 2012                                                                            175,000                  176,414


                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

AvalonBay Communities,
   Sr. Notes, 6.5%, 2003                                                                        160,000                  165,197

CarrAmerica Realty,
   Sr. Notes, 7.125%, 2012                                                                       85,000                   88,636

Duke-Weeks Realty,
   Notes, 6.875%, 2005                                                                          200,000                  209,753

MeriStar Hospitality Operating Partnership,
   Sr. Notes, 10.5%, 2009                                                                       175,000  (c)             177,625

Spieker Properties Trust,
   Notes, 6.8%, 2004                                                                            125,000                  130,349

                                                                                                                         947,974

RESTAURANTS--.3%

Tricon Global,
   Sr. Notes, 8.875%, 2011                                                                      193,000                  205,545

TELECOMMUNICATION--.7%

BellSouth:

   Deb, 7.875%, 2030                                                                             50,000                   56,176
   Notes, 6.875%, 2031                                                                           60,000                   59,654

British Telecommunications,
   Notes, 7.625%, 2005                                                                          130,000                  139,240

L-3 Communications,
   Sr. Sub. Notes, 7.675%, 2012                                                                  55,000  (c)              55,413

Panamsat,
   Notes, 6%, 2003                                                                               75,000                   74,250

Salem Communications,
   Gtd. Sr. Sub. Notes, Ser. B, 9.5%, 2007                                                       45,000                   46,125

                                                                                                                         430,858

TRANSPORTATION--.4%

CSX,
   Notes, 6.25%, 2008                                                                           100,000                  103,704

Norfolk Southern,
   Notes, 7.35%, 2007                                                                           150,000                  165,031

                                                                                                                         268,735

U.S. GOVERNMENT--13.6%

U.S. Treasury Bonds:
   5.375%, 2/15/2031                                                                            395,000                  386,914
   6.25%, 5/15/2030                                                                           2,830,000                3,066,446

                                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT (CONTINUED)

U.S. Treasury Notes:
   2.75%, 9/30/2003                                                                             795,000                  800,207
   3.25%, 12/31/2003                                                                          3,220,000                3,258,238

U.S. Treasury Notes (Continued):
   3.25%, 5/31/2004                                                                             980,000                  987,801
   6.75%, 5/15/2005                                                                             415,000                  453,060

                                                                                                                       8,952,666

U.S. GOVERNMENT AGENCIES/MORTGAGE-BACKED--29.8%

Federal Home Loan Mortgage Corp.:
   6%                                                                                           950,000  (d)             968,402
   6.5%, 5/1/2011                                                                               378,047                  396,213

Federal National Mortgage Association:
   6%                                                                                         7,625,000  (d)           7,574,904
   6.5%                                                                                       4,952,000  (d)           5,027,815
   6.5%, 6/1/2017-6/1/2031                                                                    2,278,508                2,334,987
   7%, 5/1/2032-6/1/2032                                                                      2,448,119                2,539,211
   7.5%, 4/1/2005                                                                                 6,558                    6,888

Government National Mortgage Association I:
   6.5%                                                                                         625,000  (d)             637,500
   8%, 2/15/2030-5/15/2030                                                                      129,287                  137,771

                                                                                                                      19,623,691

UTILITIES/ELECTRIC--2.3%

AES,
   Sr. Notes, 9.375%, 2010                                                                      250,000                  163,750

DTE Energy,
   Sr. Notes, Ser. A, 6.65%, 2009                                                               425,000                  443,547

Niagara Mohawk Power,
   Sr. Notes, 7.75%, 2008                                                                       300,000                  337,200

Nisource Finance:
   Gtd. Sr. Notes, 7.875%, 2010                                                                 260,000                  269,121
   Sr. Notes, 7.5%, 2003                                                                         40,000                   39,976

Pinnacle Partners,
   Sr. Notes, 8.83%, 2004                                                                       225,000  (c)             228,582

                                                                                                                       1,482,176

TOTAL BONDS AND NOTES
   (cost $62,540,251)                                                                                                 63,064,085


PREFERRED STOCKS--.3%                                                                            Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

AUTOMOTIVE--.1%

General Motors,
   Ser. B, Cum. Conv., $1.3125                                                                    1,350                   35,775

REAL ESTATE INVESTMENT TRUSTS--.2%

Equity Office Properties Trust,
   Ser. B, Cum. Conv., $2.625                                                                     3,140                  144,440

TOTAL PREFERRED STOCKS
   (cost $171,566)                                                                                                       180,215
                                                                                              Principal
SHORT-TERM INVESTMENTS--20.7%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--4.6%

General Electric Capital,
   1.98%, 7/1/2002                                                                            3,051,000                3,051,000

U.S. GOVERNMENT AGENCIES/MORTGAGE-BACKED--16.1%

Federal National Mortgage Association,
  Discount Notes:
      1.68%, 7/1/2002                                                                         9,475,000                9,468,809
      1.72%, 7/1/2002                                                                         1,165,000                1,164,221

                                                                                                                      10,633,030

TOTAL SHORT-TERM INVESTMENTS
   (cost $13,684,030)                                                                                                 13,684,030

TOTAL INVESTMENTS (cost $76,395,847)                                                              116.7%              76,928,330

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (16.7%)            (11,022,756)

NET ASSETS                                                                                        100.0%              65,905,574

(A) VARIABLE RATE SECURITY--INTEREST RATE SUBJECT TO PERIODIC CHANGE.

(B)  ZERO COUPON UNTIL A SPECIFIED DATE AT WHICH TIME THE STATED COUPON RATE
     BECOMES EFFECTIVE.

(C)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JUNE 30, 2002,
     THESE SECURITIES AMOUNTED TO $2,054,495 OR 3.1% OF NET ASSETS.

(D)  PURCHASED ON A FORWARD COMMITMENT BASIS.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2002 (Unaudited)

                                                               Cost       Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  76,395,847  76,928,330

Cash                                                                    689,794

Receivable for investment securities sold                            10,615,875

Interest receivable                                                     628,878

Receivable for shares of Beneficial Interest subscribed                   6,328

                                                                     88,869,205

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates--Note 2                    60,732

Payable for investment securities purchased                          22,875,307

Payable for shares of Beneficial Interest redeemed                       27,592

                                                                     22,963,631

NET ASSETS ($)                                                       65,905,574

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      77,363,186

Accumulated distributions in excess of undistributed
  investment income--net                                                (42,746)

Accumulated net realized gain (loss) on investments                 (11,947,349)

Accumulated net unrealized appreciation (depreciation)
  on investments                                                        532,483

NET ASSETS ($)                                                       65,905,574

NET ASSET VALUE PER SHARE


                                                            Class A              Class B               Class C              Class R
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                           46,989,279           13,399,281             2,182,561            3,334,453

Shares Outstanding                                        4,511,860            1,286,741               209,382              320,485

NET ASSET VALUE PER SHARE ($)                                 10.41                10.41                 10.42                10.40


SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Interest                                                             1,585,296

Cash dividends                                                           2,061

TOTAL INCOME                                                         1,587,357

EXPENSES:

Management fee--Note 2(a)                                              238,293

Distribution and service fees--Note 2(b)                               140,301

Loan commitment fees--Note 4                                                 4

TOTAL EXPENSES                                                         378,598

INVESTMENT INCOME--NET                                               1,208,759

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 3 ($):

Net realized gain (loss) on investments                                524,159

Net unrealized appreciation (depreciation) on investments             (141,238)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 382,921

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,591,680

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                            June 30, 2002            Year Ended
                                               (Unaudited)    December 31, 2001
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,208,759             3,577,512

Net realized gain (loss) on investments           524,159             1,263,897

Net unrealized appreciation (depreciation)
   on investments                                (141,238)             (556,984)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    1,591,680             4,284,425

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                   (984,151)           (2,674,828)

Class B shares                                   (228,078)             (642,428)

Class C shares                                    (36,906)             (123,729)

Class R shares                                    (73,594)             (246,405)

TOTAL DIVIDENDS                                (1,322,729)           (3,687,390)

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                  2,130,388             9,498,182

Class B shares                                    617,691             2,516,242

Class C shares                                    161,044               358,847

Class R shares                                    342,777             1,403,974

Dividends reinvested:

Class A shares                                    796,504             2,075,809

Class B shares                                    128,975               328,891

Class C shares                                     11,878                43,499

Class R shares                                     60,949               212,424

Cost of shares redeemed:

Class A shares                                 (5,860,367)          (13,786,138)

Class B shares                                 (1,572,929)           (3,862,136)

Class C shares                                   (243,229)           (1,016,866)

Class R shares                                   (677,935)           (2,872,051)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS            (4,104,254)           (5,099,323)

TOTAL INCREASE (DECREASE) IN NET ASSETS        (3,835,303)           (4,502,288)

NET ASSETS:

Beginning of Period                            69,740,877            74,243,165

END OF PERIOD                                  65,905,574            69,740,877

Undistributed (distributions in excess of)
   investment income--net                         (42,746)               71,225


                                         Six Months Ended
                                            June 30, 2002            Year Ended
                                               (Unaudited)    December 31, 2001
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                       205,011               909,811

Shares issued for dividends reinvested             76,786               198,972

Shares redeemed                                  (564,667)           (1,319,691)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (282,870)             (210,908)

CLASS B(A)

Shares sold                                        59,600               241,804

Shares issued for dividends reinvested             12,438                31,532

Shares redeemed                                  (151,908)             (370,816)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (79,870)              (97,480)

CLASS C

Shares sold                                        15,498                34,320

Shares issued for dividends reinvested              1,144                 4,169

Shares redeemed                                   (23,515)              (97,332)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      (6,873)              (58,843)

CLASS R

Shares sold                                        33,058               134,984

Shares issued for dividends reinvested              5,883                20,414

Shares redeemed                                   (65,427)             (276,561)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (26,486)             (121,163)

(A) DURING THE PERIOD ENDED JUNE 30, 2002, 19,051 CLASS B SHARES REPRESENTING $197,499 WERE AUTOMATICALLY CONVERTED TO 19,052 CLASS A SHARES AND DURING THE PERIOD ENDED DECEMBER 31, 2001, 42,204 CLASS B SHARES REPRESENTING $440,696 WERE AUTOMATICALLY CONVERTED TO 42,199 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                          Six Months Ended
                                             June 30, 2002                               Year Ended December 31,
                                                                  ------------------------------------------------------------------
CLASS A SHARES                                 (Unaudited)            2001(a)         2000          1999           1998      1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                               10.37            10.29            9.99         10.81          11.01     10.73

Investment Operations:

Investment income--net                                 .19(b)           .52(b)          .61           .64            .73       .73

Net realized and unrealized
   gain (loss) on investments                          .06              .10             .30          (.82)          (.19)      .27

Total from Investment Operations                       .25              .62             .91          (.18)           .54      1.00

Distributions:

Dividends from
   investment income--net                             (.21)            (.54)           (.61)         (.64)          (.74)     (.72)

Net asset value, end of period                       10.41            10.37           10.29          9.99          10.81     11.01

TOTAL RETURN (%)(C)                                   2.52(d)          6.09            9.53         (1.75)          4.90      9.80

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .95(e)           .95             .95           .95            .95       .95

Ratio of net investment income
   to average net assets                              3.73(e)          5.01            6.16          6.21           6.62      6.74

Portfolio Turnover Rate                             319.47(d)        477.71          531.86        309.42         238.95    244.44

Net Assets, end of period
   ($ X 1,000)                                      46,989           49,729          51,527        60,755         71,902    72,878

(A)  AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS
     OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
     AMORTIZING DISCOUNT OR PREMIUM ON FIXED INCOME SECURITIES ON A SCIENTIFIC
     BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT
     OF THESE CHANGES FOR THE PERIOD ENDED DECEMBER 31, 2001 WAS TO DECREASE NET
     INVESTMENT INCOME PER SHARE BY $.02, INCREASE NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS PER SHARE BY $.02 AND DECREASE THE RATIO OF NET
     INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.16% TO 5.01%. PER SHARE DATA
     AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT
     BEEN RESTATED TO REFLECT THESE CHANGES IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.



SEE NOTES TO FINANCIAL STATEMENTS.


                                          Six Months Ended
                                             June 30, 2002                                  Year Ended December 31,
                                                                  ------------------------------------------------------------------
CLASS B SHARES                                 (Unaudited)            2001(a)          2000           1999           1998     1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                               10.37            10.29             9.99          10.81          11.01    10.73

Investment Operations:

Investment income--net                                 .15(b)           .44(b)           .54            .57            .64      .65

Net realized and unrealized
   gain (loss) on investments                          .06              .10              .30           (.83)          (.19)     .27

Total from Investment Operations                       .21              .54              .84           (.26)           .45      .92

Distributions:

Dividends from
   investment income--net                             (.17)            (.46)            (.54)          (.56)          (.65)    (.64)

Net asset value, end of period                       10.41            10.37            10.29           9.99          10.81    11.01

TOTAL RETURN (%)(C)                                   2.05(d)          5.30             8.73          (2.48)          4.10     8.97

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.70(e)          1.70             1.70           1.70           1.70     1.70

Ratio of net investment income
   to average net assets                              2.98(e)          4.27             5.41           5.44           5.81     5.98

Portfolio Turnover Rate                             319.47(d)        477.71           531.86         309.42         238.95   244.44

Net Assets, end of period
   ($ X 1,000)                                      13,399           14,172           15,069         15,905         16,325    6,896

(A)  AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS
     OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
     AMORTIZING DISCOUNT OR PREMIUM ON FIXED INCOME SECURITIES ON A SCIENTIFIC
     BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT
     OF THESE CHANGES FOR THE PERIOD ENDED DECEMBER 31, 2001 WAS TO DECREASE NET
     INVESTMENT INCOME PER SHARE BY $.02, INCREASE NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS PER SHARE BY $.02 AND DECREASE THE RATIO OF NET
     INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.42% TO 4.27%. PER SHARE DATA
     AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT
     BEEN RESTATED TO REFLECT THESE CHANGES IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                          Six Months Ended
                                             June 30, 2002                                    Year Ended December 31,
                                                                  ------------------------------------------------------------------
CLASS C SHARES                                  (Unaudited)            2001(a)          2000          1999           1998      1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                               10.38            10.30            10.00         10.82          11.02    10.73

Investment Operations:

Investment income--net                                 .15(b)           .45(b)           .54           .57            .64      .64

Net realized and unrealized
   gain (loss) on investments                          .06              .09              .30          (.83)          (.19)     .29

Total from Investment Operations                       .21              .54              .84          (.26)           .45      .93

Distributions:

Dividends from
   investment income--net                             (.17)            (.46)            (.54)         (.56)          (.65)    (.64)

Net asset value, end of period                       10.42            10.38            10.30         10.00          10.82    11.02

TOTAL RETURN (%)(C)                                   2.05(d)          5.29             8.73         (2.48)          4.17     8.96

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.70(e)          1.70             1.70          1.70           1.69     1.70

Ratio of net investment income
   to average net assets                              2.98(e)          4.30             5.42          5.46           5.74     5.95

Portfolio Turnover Rate                             319.47(d)        477.71           531.86        309.42         238.95   244.44

Net Assets, end of period
   ($ X 1,000)                                       2,183            2,245            2,834         3,695          5,369    1,007

(A)  AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS
     OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
     AMORTIZING DISCOUNT OR PREMIUM ON FIXED INCOME SECURITIES ON A SCIENTIFIC
     BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT
     OF THESE CHANGES FOR THE PERIOD ENDED DECEMBER 31, 2001 WAS TO DECREASE NET
     INVESTMENT INCOME PER SHARE BY $.02, INCREASE NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS PER SHARE BY $.02 AND DECREASE THE RATIO OF NET
     INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.44% TO 4.30%. PER SHARE DATA
     AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT
     BEEN RESTATED TO REFLECT THESE CHANGES IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.



SEE NOTES TO FINANCIAL STATEMENTS.



                                          Six Months Ended
                                             June 30, 2002                                  Year Ended December 31,
                                                                 -------------------------------------------------------------------
CLASS R SHARES                                  (Unaudited)            2001(a)         2000          1999           1998     1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                               10.36            10.28            9.98         10.81          11.01    10.73

Investment Operations:

Investment income--net                                 .21(b)           .56(b)          .65           .67            .74      .76

Net realized and unrealized
   gain (loss) on investments                          .05              .08             .29          (.84)          (.17)     .27

Total from Investment Operations                       .26              .64             .94          (.17)           .57     1.03

Distributions:

Dividends from
   investment income--net                             (.22)            (.56)           (.64)         (.66)          (.77)    (.75)

Net asset value, end of period                       10.40            10.36           10.28          9.98          10.81    11.01

TOTAL RETURN (%)                                      2.56(c)          6.24            9.92         (1.57)          5.26     9.97

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .70(d)           .70             .70           .70            .70      .70

Ratio of net investment income
   to average net assets                              3.98(d)          5.34            6.41          6.45           6.77     6.99

Portfolio Turnover Rate                             319.47(c)        477.71          531.86        309.42         238.95   244.44

Net Assets, end of period
   ($ X 1,000)                                       3,334            3,595           4,813         9,270         10,707   11,031

(A)  AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS
     OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
     AMORTIZING DISCOUNT OR PREMIUM ON FIXED INCOME SECURITIES ON A SCIENTIFIC
     BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT
     OF THESE CHANGES FOR THE PERIOD ENDED DECEMBER 31, 2001 WAS TO DECREASE NET
     INVESTMENT INCOME PER SHARE BY $.01, INCREASE NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS PER SHARE BY $.01 AND DECREASE THE RATIO OF NET
     INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.49% TO 5.34%. PER SHARE DATA
     AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT
     BEEN RESTATED TO REFLECT THESE CHANGES IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  NOT ANNUALIZED.

(D)  ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier Managed Income Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund's investment objective is to seek high current income consistent with what is believed to be prudent risk of capital primarily through investments in investment-grade corporate and U.S. Government obligations and in obligations having maturities of 10 years or less. The Dreyfus Corporation (the "Manager") serves as the fund's investment manager. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank"), which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee or service fee. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution fees and voting rights on matters affecting a single class.

Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments other than U.S. Treasury Bills) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest

                                                                  The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

(c) Distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $11,929,023 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2001. If not applied, $2,909,256 of the carryover expires in fiscal 2002, $539,328 expires in fiscal 2003, $1,206,894 expires in fiscal 2004, $4,432,908 expires in fiscal 2007 and $2,840,637 expires in fiscal 2008.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2001 was as follows: ordinary income $3,687,390. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Investment Management Fee and Other Transactions With Affiliates:

(a) Investment management fee: Pursuant to an Investment Manage-ment agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel fees) . Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and the Trust (the "Dreyfus/Laurel Funds") attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). These fees pertain to the Dreyfus/Laurel Funds and are charged and allocated to each series based on net assets. In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

During the period ended June 30, 2002, the Distributor retained $617 from commissions earned on sales of the fund's Class A shares and $15,652 and $50 from contingent deferred sales charges on redemptions on the fund's Class B and C shares, respectively.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(b) Distribution and service plan: Under separate Distribution Plans (the "Plans") adopted pursuant to Rule 12b-1 under the Act, Class A shares pay annually up to .25% of the value of the average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B and Class C shares may pay the Distributor for distributing their shares at an aggregate annual rate of ..75% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the "Service Plan"), under which Class B and Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares, respectively. During the period ended June 30, 2002, Class A, Class B and Class C shares were charged $60,477, $51,528 and $8,340, respectively, pursuant to their respective Plans. Class B and Class C shares were charged $17,176 and $2,780, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

NOTE 3--Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended June 30, 2002, amounted to $214,170,997 and $221,878,660, respectively.

At June 30, 2002, accumulated net unrealized appreciation on investments was $532,483, consisting of $815,370 gross unrealized appreciation and $282,887 gross unrealized depreciation.

At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2002, the fund did not borrow under the Facility.

                                                             The Fund

                   For More Information

                        Dreyfus Premier
                        Managed Income Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call your financial
representative or
1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2002 Dreyfus Service Corporation                                  349SA0602






      Dreyfus Premier
      Core Value Fund

      SEMIANNUAL REPORT June 30, 2002


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            10   Statement of Assets and Liabilities

                            11   Statement of Operations

                            12   Statement of Changes in Net Assets

                            15   Financial Highlights

                            21   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund
                                                                Dreyfus Premier
                                                                Core Value Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for Dreyfus Premier Core Value Fund, covering the six-month period from January 1, 2002 through June 30, 2002. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Valerie J. Sill.

The U.S. stock market confronted a number of formidable challenges during the first half of 2002. In addition to lackluster corporate earnings and the ongoing war on terrorism, investors have recently contended with questions regarding the accuracy of certain companies' financial statements. These and other influences drove the Standard & Poor's 500 Composite Stock Price Index, a widely accepted benchmark of domestic large-cap stock performance, down during the first six months of the year.

Nonetheless, we are generally optimistic about the future. The economy has begun to recover, showing signs of sustained growth that should have a positive effect on corporate earnings. Recent market declines may have created attractive values in some stocks. At the same time, we believe that today's accounting scandals will likely lead to higher standards and stronger oversight of corporate behavior, which should give investors greater confidence in the future.

During turbulent times like these it is important to have an investment horizon that is measured in years, not weeks or months. Remember that over the long term, stocks have historically produced higher returns than other types of investments. For investors with a long-term perspective, stocks should continue to provide considerable potential for growth.

As always, we urge you to talk with your financial advisor if you have questions or concerns about the markets or your investment portfolio. For our part, we at The Dreyfus Corporation are ready to serve you with a full range of investment alternatives and experienced teams of portfolio managers.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2002




DISCUSSION OF FUND PERFORMANCE

Valerie J. Sill, Portfolio Manager

How did Dreyfus Premier Core Value Fund perform relative to its benchmark?

For the six-month period ended June 30, 2002, Dreyfus Premier Core Value Fund produced a total return of -12.04% for its Class A Shares, -12.36% for its Class B Shares, -12.35% for its Class C shares, -11.97% for its Institutional shares, -11.93% for its Class R shares and -12.12% for its Class T shares.(1) In comparison, the fund's benchmark, the S&P 500/BARRA Value Index, produced a total return of -9.46% for the same period.(2)

We attribute the fund's returns, which fell short of its benchmark, to increased scrutiny of the accounting practices of large companies throughout the reporting period. A secondary reason for the portfolio's shortfall was a lack of ownership in regional banks, which performed well in the low interest-rate environment.

What is the fund's investment approach?

The fund invests primarily in large-cap companies that are considered undervalued based on traditional measures, such as price-to-earnings ratios. In choosing stocks, we use a "bottom-up" stock selection approach, focusing on individual companies, rather than a "top-down" approach that forecasts market trends. We also focus on a company's relative value, financial strength, sales and earnings momentum and likely catalysts that could ignite the stock price.

What other factors influenced the fund's performance?

Absolute stock market returns remained negative during the reporting period as investors became concerned about terrorism, overseas conflicts, mixed signals on the economy and the integrity of financial statements. Companies such as Enron, WorldCom and Xerox made headlines. Computer Associates International, a fund holding, came under scrutiny during the reporting period as well. However, we eliminated

                                                                  The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

the stock from the portfolio soon after allegations of possible wrongdoing surfaced. Even in the best of investment environments, a challenge to a company's accounting practices often sours investors on the stock, and it can take years to reestablish confidence in management.

Although concerns about accounting transgressions continued throughout the reporting period, the fund's performance rebounded in the second quarter because of strong returns from consumer services and transportation companies. In the consumer services group, retailer Sears, Roebuck & Co. gained value during a period that featured its acquisition of Lands' End, the popular apparel catalog company that is expected to help Sears improve profit margins. In addition, CP Railway, which provides freight transportation throughout Canada and the U.S., performed well after an unexpected rise in manufacturing activity, which fueled investor optimism regarding an economic rebound. The fund also benefited from having few holdings in telecommunications companies where investors have lost confidence in the industry's viability.

Other strong performers in the fund included companies in the aerospace and health care industries. Rockwell Collins, which provides aviation electronics and other communications products to the U.S. military, is likely to see demand increase in the current wartime environment. WellPoint Health Networks, a managed health care company, has benefited from improved Medicare reimbursement rates.

What is the fund's current strategy?

We currently see opportunity in searching for value among traditional growth sectors. For example, many pharmaceutical stocks may be attractive because they are currently selling far below what we believe are their normal valuations, primarily because their profits recently declined when patents on existing products expired.

As an investment style, we believe that the value-oriented approach is likely to continue to produce higher returns than the growth style of investing. During the bull market of the late 1990s, growth companies had very strong performance. Growth stock prices reached unsustainable levels, and the market is still working those levels downward. Even though there are signs that the economy is improving, and interest rates remain very low, the current crisis of investor confidence may take time to fade. While there is no guarantee, history suggests that value investors are typically better equipped to weather such storms.

July 15, 2002

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGES IN THE CASE OF CLASS A AND CLASS T SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER INC. -- REFLECTS THE REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE S&P 500/BARRA VALUE INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF ALL THE STOCKS IN THE STANDARD & POOR'S 500 COMPOSITE PRICE INDEX ("S&P 500 INDEX") THAT HAVE LOW PRICE-TO-BOOK RATIOS. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE.

                                                             The Fund


STATEMENT OF INVESTMENTS

June 30, 2002 (Unaudited)

COMMON STOCKS--94.1%                                                                            Shares               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
BANKING--10.1%

American Express                                                                                500,800              18,189,056

Citigroup                                                                                       679,433              26,328,029

Fannie Mae                                                                                      222,100              16,379,875

FleetBoston Financial                                                                           396,547              12,828,296

Wells Fargo                                                                                     191,200               9,571,472

                                                                                                                     83,296,728

BASIC INDUSTRIES--3.4%

Air Products & Chemicals                                                                        134,600               6,793,262

China Steel, ADR                                                                                      7                     72

International Paper                                                                             292,700              12,755,866

Praxair                                                                                         154,400               8,796,168

                                                                                                                     28,345,368

BEVERAGES & TOBACCO--1.0%

Philip Morris Cos.                                                                              190,000               8,299,200

BROADCASTING & PUBLISHING--1.0%

McGraw-Hill Cos.                                                                                141,500               8,447,550

BROKERAGE--5.2%

Goldman Sachs Group                                                                             227,900               16,716,465

Lehman Brothers Holdings                                                                        111,600                6,977,232

Morgan Stanley Dean Witter & Co.                                                                266,700               11,489,436

Stilwell Financial                                                                              415,900                7,569,380

                                                                                                                      42,752,513

BUSINESS SERVICES--.7%

Tenet Healthcare                                                                                 78,690  (a)           5,630,270

CAPITAL GOODS--6.0%

Corning                                                                                       1,559,700  (b)           5,536,935

Emerson Electric                                                                                159,660                8,543,407

Pitney Bowes                                                                                    307,400               12,209,928

Rockwell Collins                                                                                179,200                4,913,664

United Technologies                                                                             272,800               18,523,120

                                                                                                                      49,727,054

CONSUMER DURABLES--3.9%

Ford Motor                                                                                      768,300               12,292,800

Koninklijke (Royal) Philips Electronics (New York Shares)                                       716,400               19,772,640

                                                                                                                      32,065,440


COMMON STOCKS (CONTINUED)                                                                        Shares               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES--4.0%

Clorox                                                                                          185,700                7,678,695

J.M. Smucker                                                                                      2,784                   95,018

Nestle, ADR                                                                                     123,500                7,193,875

Pepsi Bottling Group                                                                            326,200  (b)          10,046,960

Procter & Gamble                                                                                 93,100                8,313,830

                                                                                                                      33,328,378

CONSUMER SERVICES--14.7%

Federated Department Stores                                                                     310,200               12,314,940

Knight-Ridder                                                                                   155,600                9,795,020

Liberty Media, Cl. A                                                                          2,137,500  (a)          20,306,250

McDonald's                                                                                      809,600               23,033,120

Office Depot                                                                                    563,600  (a)           9,468,480

RadioShack                                                                                      306,400  (b)           9,210,384

Sears, Roebuck & Co.                                                                            297,100               16,132,530

Walt Disney                                                                                     502,400                9,495,360

Winn-Dixie Stores                                                                               727,400               11,340,166

                                                                                                                     121,096,250

ENERGY--10.5%

BP, ADR                                                                                         294,400               14,864,256

Conoco                                                                                          610,120               16,961,336

Encana                                                                                          364,258               11,146,295

Exxon Mobil                                                                                     827,732               33,870,793

Fording                                                                                          82,601  (b)           1,570,245

Sunoco                                                                                          215,900                7,692,517

                                                                                                                      86,105,442

FINANCIAL SERVICES--1.1%

H&R Block                                                                                       200,400                9,248,460

HEALTH CARE--6.8%

Bristol-Myers Squibb                                                                            292,400                7,514,680

C.R. Bard                                                                                       164,900                9,330,042

Guidant                                                                                         230,700  (a)           6,974,061

Merck & Co.                                                                                     215,500               10,912,920

Pharmacia                                                                                       203,500                7,621,075

WellPoint Health Networks                                                                       172,000  (a)          13,383,320

                                                                                                                      55,736,098

                                                                                                                 The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HOUSEHOLD APPLIANCES--1.5%

Sony, ADR                                                                                       233,600               12,404,160

INSURANCE--12.7%

Allstate                                                                                        248,600                9,193,228

American International Group                                                                    409,893               27,966,999

CIGNA                                                                                           102,200                9,956,324

Chubb                                                                                           131,000                9,274,800

John Hancock Financial Services                                                                 213,300                7,508,160

Lincoln National                                                                                317,200               13,322,400

Marsh & McLennan Cos.                                                                            90,100                8,703,660

Principal Financial Group                                                                       328,800  (a)          10,192,800

Radian Group                                                                                    180,900                8,836,965

                                                                                                                     104,955,336

TECHNOLOGY--5.2%

Agere Systems, Cl. A                                                                             13,922  (a)              19,491

BMC Software                                                                                    271,990  (a)           4,515,034

Intel                                                                                           462,500                8,449,875

International Business Machines                                                                 102,900                7,408,800

KPMG Consulting                                                                                 204,600  (a)           3,040,356

Lucent Technologies                                                                           1,291,600                2,144,056

Motorola                                                                                      1,184,740  (b)          17,083,951

                                                                                                                      42,661,563

TELECOMMUNICATIONS--1.0%

SK Telecom, ADR                                                                                    270                     6,693

Sprint (FON Group)                                                                             739,800                 7,849,278

                                                                                                                       7,855,971

TRANSPORTATION--1.0%

CP Railway                                                                                      266,300                6,529,676

CP Ships                                                                                        124,400  (b)           1,268,880

                                                                                                                       7,798,556

UTILITIES--4.3%

AT&T                                                                                                 1                       11

Edison International                                                                            272,400  (a)           4,630,800

Entergy                                                                                         197,400                8,377,656


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

PG&E                                                                                            747,400  (a)          13,370,986

Verizon Communications                                                                          221,556                8,895,473

                                                                                                                      35,274,926

TOTAL COMMON STOCKS
   (cost $774,397,472)                                                                                               775,029,263

PREFERRED STOCKS--1.8%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER SERVICES;

News Corp, ADR
   (cost $17,098,430)                                                                           766,400               15,136,400

                                                                                              Principal
SHORT-TERM INVESTMENTS--6.6%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

AGENCY DISCOUNT NOTES--2.4%

Federal Home Loan Mortgage Corp.,
   1.90%, 7/1/2002                                                                           20,000,000               20,000,000

COMMERCIAL PAPER--4.2%

General Electric Capital,
   1.98%, 7/1/2002                                                                           34,199,000               34,199,000

TOTAL SHORT-TERM INVESTMENTS
   (cost $54,199,000)                                                                                                 54,199,000

TOTAL INVESTMENTS (cost $845,694,902)                                                            102.5%              844,364,663

LIABILITIES, LESS CASH AND RECEIVABLES                                                           (2.5%)             (20,745,883)

NET ASSETS                                                                                       100.0%              823,618,780

(A)  NON-INCOME PRODUCING.

(B)  ALL OR A PORTION OF THESE SECURITIES ARE ON LOAN. AT JUNE 30, 2002, THE
     TOTAL MARKET VALUE OF THE FUND'S SECURITIES ON LOAN IS $9,591,101 AND THE
     TOTAL MARKET VALUE OF THE COLLATERAL HELD BY THE FUND IS $9,978,850.



SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                                           The Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2002 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           845,694,902    844,364,663

Cash                                                                    569,499

Receivable for investment securities sold                            11,206,017

Collateral for securities loaned--Note 1(b)                           9,978,850

Receivable for shares of Beneficial Interest subscribed                 846,599

Dividends and interest receivable                                       582,575

                                                                    867,548,203

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates--Note 2                   852,273

Payable for investment securities purchased                          32,405,954

Liability for securities loaned--Note 1(b)                            9,978,850

Payable for shares of Beneficial Interest redeemed                      692,346

                                                                     43,929,423

NET ASSETS ($)                                                      823,618,780

COMPOSITON OF NET ASSETS ($):

Paid-in capital                                                     867,343,223

Accumulated distribution in excess of investment income--net          (174,502)

Accumulated net realized gain (loss) on investments                (42,219,717)

Accumulated net unrealized appreciation (depreciation)
  on investments and foreign currency transactions                  (1,330,224)

NET ASSETS ($)                                                      823,618,780

NET ASSET VALUE PER SHARE

                                    Class A           Class B           Class C           Class R         Class T     Institutional
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                  625,120,328         77,144,768        23,659,638        46,787,255       1,513,750      49,393,041

Shares
   Outstanding                   24,847,387          3,106,883           952,634         1,860,174          60,170       1,964,765

NET ASSET VALUE
   PER SHARE ($)                      25.16             24.83             24.84             25.15           25.16            25.14


SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $80,527 foreign taxes withheld at source)     5,304,650

Interest                                                               375,378

TOTAL INCOME                                                         5,680,028

EXPENSES:

Management fee--Note 2(a)                                            3,919,693

Distribution and service fees--Note 2(b)                             1,373,581

Loan commitment fees--Note 4                                             1,182

TOTAL EXPENSES                                                       5,294,456

INVESTMENT INCOME--NET                                                 385,572

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 3 ($):

Net realized gain (loss) on investments                           (32,577,474)

Net unrealized appreciation (depreciation) on investments
  and foreign currency transactions                               (80,068,106)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           (112,645,580)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           (112,260,008)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                            June 30, 2002           Year Ended
                                              (Unaudited)    December 31, 2001
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                           385,572            4,165,754

Net realized gain (loss) on investments      (32,577,474)          (7,524,528)

Net unrealized appreciation (depreciation)
   on investments                            (80,068,106)         (22,558,183)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                (112,260,008)         (25,916,957)

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                  (645,128)          (3,635,658)

Class B shares                                         --              (3,872)

Class C shares                                         --                (870)

Class R shares                                  (110,780)            (156,183)

Class T shares                                         --              (2,038)

Institutional shares                             (77,554)            (390,332)

Net realized gain on investments:

Class A shares                                         --         (18,095,323)

Class B shares                                         --            (834,436)

Class C shares                                         --            (187,438)

Class R shares                                         --            (363,311)

Class T shares                                         --              (8,985)

Institutional shares                                   --          (1,736,417)

TOTAL DIVIDENDS                                 (833,462)         (25,414,863)

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                 85,100,234         193,962,851

Class B shares                                 24,993,343          59,253,982

Class C shares                                  7,078,887          24,603,601

Class R shares                                  8,620,054          46,044,785

Class T shares                                    890,901           1,120,370

Institutional shares                            1,065,489           3,278,247


                                         Six Months Ended
                                            June 30, 2002           Year Ended
                                              (Unaudited)    December 31, 2001
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($) (CONTINUED):

Dividends reinvested:

Class A shares                                    530,067          19,065,800

Class B shares                                         --             690,728

Class C shares                                         --             117,403

Class R shares                                    110,741             519,409

Class T shares                                         --              10,283

Institutional shares                               75,794           2,091,431

Cost of shares redeemed:

Class A shares                               (69,270,781)        (107,044,061)

Class B shares                                (5,882,674)          (7,153,532)

Class C shares                                (3,764,023)          (4,117,587)

Class R shares                                (2,138,828)          (2,376,606)

Class T shares                                  (327,103)            (129,695)

Institutional shares                          (3,401,981)          (5,415,431)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS      43,680,120          224,521,978

TOTAL INCREASE (DECREASE) IN NET ASSETS      (69,413,350)         173,190,158

NET ASSETS ($):

Beginning of Period                          893,032,130          719,841,972

END OF PERIOD                                823,618,780          893,032,130

Undistributed (distributions in excess of)
   investment income--net                      (174,502)              273,388

                                                              The Fund

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended
                                            June 30, 2002           Year Ended
                                              (Unaudited)    December 31, 2001
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                     3,094,570            6,786,444

Shares issued for dividends reinvested             19,915              679,854

Shares redeemed                                (2,548,970)          (3,695,650)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     565,515            3,770,648

CLASS B(A)

Shares sold                                       920,371            2,077,778

Shares issued for dividends reinvested                 --               24,819

Shares redeemed                                  (218,455)            (258,611)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     701,916            1,843,986

CLASS C

Shares sold                                       259,786              861,314

Shares issued for dividends reinvested                 --                4,216

Shares redeemed                                  (140,355)            (145,070)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     119,431              720,460

CLASS R

Shares sold                                       308,071            1,655,804

Shares issued for dividends reinvested              4,155               18,510

Shares redeemed                                   (78,781)             (84,394)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     233,445            1,589,920

CLASS T

Shares sold                                        32,463               38,881

Shares issued for dividends reinvested                 --                  367

Shares redeemed                                   (11,837)              (4,672)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      20,626               34,576

INSTITUTIONAL SHARES

Shares sold                                        38,212              107,898

Shares issued for dividends reinvested              2,843               74,633

Shares redeemed                                  (123,561)            (189,215)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (82,506)              (6,684)

(A) DURING THE PERIOD ENDED JUNE 30, 2002, 6,465 CLASS B SHARES REPRESENTING $175,185 WERE AUTOMATICALLY CONVERTED TO 6,386 CLASS A SHARES AND DURING THE PERIOD ENDED DECEMBER 31, 2001, 4,645 CLASS B SHARES REPRESENTING $137,875 WERE AUTOMATICALLY CONVERTED TO 4,600 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.



FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                          Six Months Ended
                                             June 30, 2002                                 Year Ended December 31,
                                                                    ----------------------------------------------------------------
CLASS A SHARES                                 (Unaudited)          2001          2000          1999           1998          1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                               28.62         30.93         30.83         29.26          30.11         30.40

Investment Operations:

Investment income--net                              .02(a)        .17(a)        .24(a)         .13(a)           .19           .22

Net realized and unrealized
   gain (loss) on investments                       (3.45)        (1.46)          3.04          4.78           1.95          6.98

Total from Investment
   Operations                                       (3.43)        (1.29)          3.28          4.91           2.14          7.20

Distributions:

Dividends from investment
   income--net                                       (.03)         (.16)         (.23)          (.13)         (.17)         (.23)

Dividends in excess of
   investment income--net                               --           --            --            --             --          (.01)

Dividends from net realized
   gain on investments                                  --         (.86)        (2.95)         (3.21)         (2.82)        (7.25)

Total Distributions                                  (.03)        (1.02)        (3.18)         (3.34)         (2.99)        (7.49)

Net asset value, end of period                       25.16        28.62         30.93          30.83          29.26         30.11

TOTAL RETURN (%)                              (12.04)(b,c)     (4.04)(b)      11.21(b)       17.29(b)       7.06(b)         25.21

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                               .57(c)          1.15         1.15           1.15           1.15          1.14

Ratio of net investment income
   to average net assets                            .07(c)           .58          .79            .41            .61           .64

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                              --            --           --             --             --           .01

Portfolio Turnover Rate                           25.95(c)         68.77        88.70           91.22          84.32        92.99

Net Assets, end of period
   ($ X 1,000)                                     625,120       695,054      634,410         590,129        555,863       585,624

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) EXCLUSIVE OF SALES CHARGE.

(C) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                                  The Fund



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                            Six Months Ended
                                                               June 30, 2002                          Year Ended December 31,
                                                                                       ---------------------------------------------
CLASS B SHARES                                                   (Unaudited)           2001        2000         1999       1998(a)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period                                    28.33         30.68        30.64       29.19       29.04

Investment Operations:

Investment income (loss)--net                                            (.08)(b)      (.07)(b)      .01(b)     (.10)(b)    (.02)

Net realized and unrealized gain (loss)
   on investments                                                       (3.42)        (1.42)        3.01        4.76        3.00

Total from Investment Operations                                        (3.50)        (1.49)        3.02        4.66        2.98

Distributions:

Dividends from investment income--net                                      --          (.00)(c)     (.03)         --        (.01)

Dividends from net realized gain
   on investments                                                          --          (.86)       (2.95)      (3.21)      (2.82)

Total Distributions                                                        --          (.86)       (2.98)      (3.21)      (2.83)

Net asset value, end of period                                          24.83         28.33        30.68       30.64       29.19

TOTAL RETURN (%)(D)                                                    (12.36)(e)     (4.79)       10.39       16.37       10.24(e)

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                   .94(e)       1.90         1.90        1.90        1.82(e)

Ratio of net investment income (loss)
   to average net assets                                                 (.30)(e)      (.24)         .03        (.33)       (.14)(e)

Portfolio Turnover Rate                                                 25.95(e)      68.77        88.70       91.22       84.32

Net Assets, end of period ($ X 1,000)                                   77,145         68,123      17,209       6,792       2,033

(A)  FROM JANUARY 16, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31,
     1998.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D) EXCLUSIVE OF SALES CHARGE.

(E) NOT ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.


                                                           Six Months Ended
                                                              June 30, 2002                        Year Ended December 31,
                                                                                      ----------------------------------------------
CLASS C SHARES                                                  (Unaudited)            2001        2000         1999     1998(a)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period                                    28.34          30.68       30.64       29.19       29.04

Investment Operations:

Investment income (loss)--net                                            (.08)(b)       (.06)(b)     .00(b,c)   (.11)(b)    (.02)

Net realized and unrealized gain (loss)
   on investments                                                       (3.42)         (1.42)       3.02        4.77        3.00

Total from Investment Operations                                        (3.50)         (1.48)       3.02        4.66        2.98

Distributions:

Dividends from investment income--net                                      --           (.00)(c)    (.03)         --        (.01)

Dividends from net realized gain
   on investments                                                          --           (.86)      (2.95)       (3.21)     (2.82)

Total Distributions                                                        --           (.86)      (2.98)       (3.21)     (2.83)

Net asset value, end of period                                          24.84          28.34       30.68        30.64      29.19

TOTAL RETURN (%)(D)                                                    (12.35)(e)      (4.75)      10.35        16.41      10.24(e)

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                   .94(e)        1.90        1.90         1.90       1.82(e)

Ratio of net investment income (loss)
   to average net assets                                                 (.30)(e)       (.24)        .01         (.35)      (.13)(e)

Portfolio Turnover Rate                                                 25.95(e)       68.77       88.70        91.22      84.32
-
Net Assets, end of period ($ X 1,000)                                   23,660         23,612       3,459        1,192       195

(A) FROM JANUARY 16, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1998.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D) EXCLUSIVE OF SALES CHARGE.

(E) NOT ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                            The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                          Six Months Ended
                                             June 30, 2002                                  Year Ended December 31,
                                                                    ----------------------------------------------------------------
CLASS R SHARES                                 (Unaudited)          2001         2000          1999           1998          1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                               28.62         30.92        30.82         29.25          30.11         30.46

Investment Operations:

Investment income--net                                 .05(a)        .23(a)       .32(a)        .20(a)         .26           .33(a)

Net realized and unrealized
   gain (loss) on investments                        (3.46)        (1.44)        3.04          4.79           1.95          6.90

Total from Investment
   Operations                                        (3.41)        (1.21)        3.36          4.99           2.21          7.23

Distributions:

Dividends from investment
   income--net                                        (.06)         (.23)        (.31)         (.21)          (.25)         (.32)

Dividends in excess of
   investment income--net                                --           --            --            --             --         (.01)

Dividends from net realized
   gain on investments                                   --         (.86)       (2.95)        (3.21)         (2.82)        (7.25)

Total Distributions                                   (.06)        (1.09)       (3.26)        (3.42)         (3.07)        (7.58)

Net asset value, end of period                       25.15         28.62        30.92         30.82          29.25         30.11
-
TOTAL RETURN (%)                                    (11.93)(b)     (3.80)       11.49         17.59           7.01         25.54

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .44(b)        .90          .90           .90            .90           .89

Ratio of net investment income
   to average net assets                               .20(b)        .78         1.03           .65            .82           .88

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                              --              --         --            --             --           .01

Portfolio Turnover Rate                              25.95(b)      68.77        88.70         91.22          84.32         92.99

Net Assets, end of period
   ($ X 1,000)                                       46,787        46,555        1,138           885            842          867

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) NOT ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.



                                                           Six Months Ended
                                                              June 30, 2002                         Year Ended December 31,
                                                                                         ------------------------------------------
CLASS T SHARES                                                  (Unaudited)              2001             2000          1999(a)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period                                   28.63             30.93           30.84            32.45

Investment Operations:

Investment income (loss)--net                                           (.01)(b)           .07(b)          .17(b)           .01(b)

Net realized and unrealized gain (loss)
   on investments                                                      (3.46)            (1.42)           3.03             1.23

Total from Investment Operations                                       (3.47)            (1.35)           3.20             1.24

Distributions:

Dividends from investment income--net                                     --              (.09)           (.16)            (.02)

Dividends from net realized gain
   on investments                                                         --              (.86)          (2.95)           (2.83)

Total Distributions                                                       --              (.95)          (3.11)           (2.85)

Net asset value, end of period                                         25.16             28.63           30.93            30.84
-
TOTAL RETURN (%)(C)                                                   (12.12)(d)         (4.28)          10.89             4.10(d)

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                  .69(d)           1.40            1.40              .53(d)

Ratio of net investment income (loss)
   to average net assets                                                (.05)(d)           .25             .57              .05(d)

Portfolio Turnover Rate                                                25.95(d)          68.77           88.70            91.22

Net Assets, end of period ($ X 1,000)                                     1,514            1,132            154              18

(A) FROM AUGUST 16, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1999.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                       The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                          Six Months Ended
                                             June 30, 2002                                  Year Ended December 31,
                                                                   -----------------------------------------------------------------
INSTITUTIONAL SHARES                           (Unaudited)         2001          2000          1999           1998          1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                               28.60        30.90         30.81         29.24          30.10         30.38

Investment Operations:

Investment income--net                                 .03(a)       .20(a)        .27(a)        .16(a)          .22          .26

Net realized and unrealized
   gain on investments                               (3.45)       (1.45)         3.04          4.78            1.95         6.98

Total from Investment
   Operations                                        (3.42)       (1.25)         3.31          4.94            2.17         7.24

Distributions:

Dividends from investment
   income--net                                        (.04)        (.19)         (.27)         (.16)           (.21)        (.26)

Dividends in excess of
   investment income--net                               --            --          --             --              --         (.01)

Dividends from net realized
   gain on investments                                  --         (.86)        (2.95)        (3.21)          (2.82)       (7.25)

Total Distributions                                   (.04)       (1.05)        (3.22)        (3.37)          (3.03)       (7.52)

Net asset value, end of period                       25.14        28.60         30.90         30.81           29.24        30.10

TOTAL RETURN (%)                                    (11.97)(b)    (3.96)        11.30         17.41            7.17        25.34

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .52(b)      1.05          1.05          1.05            1.05         1.04

Ratio of net investment income
   to average net assets                               .12(b)       .70           .89           .50             .71          .74

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                              --            --           --             --             --          .01

Portfolio Turnover Rate                              25.95(b)     68.77         88.70         91.22           84.32        92.99

Net Assets, end of period
   ($ X 1,000)                                      49,393        58,557        63,473         65,111         74,058        80,427

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) NOT ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier Core Value Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to seek long-term growth of capital as a primary objective and current income as a secondary objective. The Dreyfus Corporation (the "Manager") serves as the fund's investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank"), which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R, Class T and Institutional shares. Class A, Class B, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A and Class T shares are subject to a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales charge or CDSC. Institutional shares are offered only to those customers of certain financial planners and investment advisers who held shares of a predecessor class of the fund as of April 4, 1994, and bear a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution and service fees and voting rights on matters affecting a single class.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The fund may lend securities to qualified institutions. At origination, all loans are secured by cash collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain other money market mutual funds managed by Dreyfus. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Such income earned is included in interest income. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(d) Forward currency exchange contracts: The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract

                                                                 The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At June 30, 2002, there were no open forward currency exchange contracts.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $4,087,843 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2001. If not applied the carryover expires in fiscal 2009.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2001 was as follows: ordinary income $16,254,718 and long term capital gains $9,160,145. The tax character of current year distributions will be determined at the end of the current fiscal year.


NOTE 2--Investment Management Fee and Other Transactions With Affiliates:

(a) Investment management fee: Pursuant to an Investment Manage-ment agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and the Trust (the "Dreyfus/Laurel Funds") attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts) . These fees are charged and allocated to each series based on net assets. In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. Amounts required to be paid by the Trust directly to the non-interested

                                                                      The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Distributor retained $194,015 during the period ended June 30, 2002, from commissions earned on sales of the fund's shares.

(b) Distribution and service plan: Under separate Distribution Plans (the "Plans") adopted pursuant to Rule 12b-1 under the Act, Class A shares and Institutional shares may pay annually up to .25% and .15%, respectively, of the value of their average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares and Institutional shares, and Class B, Class C and Class T shares pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares, and .25% of the value of average daily net assets of Class T shares. The Distributor may pay one or more agents in respect of advertising, marketing and other distribution services for Class T shares and determines the amounts, if any, to be paid to agents and the basis on which such payments are made. Class B, Class C and Class T shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the "Service Plan"), under which Class B, Class C and Class T shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B, Class C and Class T shares, respectively. During the period ended June 30, 2002, Class A, Class B, Class C, Class T and Institutional shares were charged $834,145, $280,561, $91,063, $1,654 and $40,629, respectively, pursuant to their respective Plans. During the period ended June 30, 2002, Class B, Class C and Class T shares were charged $93,520, $30,355 and $1,654, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

NOTE 3--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2002, amounted to $267,440,747 and $218,5928,494, respectively.

At June 30, 2002, accumulated net unrealized depreciation on investments was $1,330,239, consisting of $71,155,546 gross unrealized appreciation and $72,485,785 gross unrealized depreciation.

At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility ("the Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2002, the fund did not borrow under the Facility.

                                                             The Fund

NOTES

                    For More Information

                         Dreyfus Premier
                         Core Value Fund
                         200 Park Avenue
                         New York, NY 10166

                         Manager

                         The Dreyfus Corporation
                         200 Park Avenue
                         New York, NY 10166

                         Custodian

                         Mellon Bank, N.A.
                         One Mellon Bank Center
                         Pittsburgh, PA 15258

                         Transfer Agent &
                         Dividend Disbursing Agent

                         Dreyfus Transfer, Inc.
                         P.O. Box 9263
                         Boston, MA 02205-8501

                         Distributor

                         Dreyfus Service Corporation
                         200 Park Avenue
                         New York, NY 10166

To obtain information:

BY TELEPHONE
Call your financial
representative or
1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2002 Dreyfus Service Corporation                                  312SA0602




      Dreyfus Premier
      Limited Term
      High Income Fund

      SEMIANNUAL REPORT June 30, 2002


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            16   Statement of Financial Futures

                            17   Statement of Assets and Liabilities

                            18   Statement of Operations

                            19   Statement of Changes in Net Assets

                            21   Financial Highlights

                            25   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund
                                                                Dreyfus Premier
                                                  Limited Term High Income Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for Dreyfus Premier Limited Term High Income Fund, covering the six-month period from January 1, 2002 through June 30, 2002. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with Gerald Thunelius, director of the Dreyfus Taxable Fixed Income Team that manages the fund.

The economy began to recover during the first half of 2002, signaling an end to the U.S. economic recession. As the economy has gained strength, however, bond prices have generally fluctuated widely. Prices of bonds that are more sensitive to interest-rate changes, such as U.S. government securities, first fell and then rallied as investors changed their expectations of the timing of eventual interest-rate hikes. The war on terror, instability in the Middle East and South Asia, and new disclosures of questionable accounting and management practices among certain U.S. corporations generally hurt bonds that are more credit sensitive, such as corporate bonds.

As these factors have buffeted the financial markets, the short-term movements of stocks and bonds have been impossible to predict. Indeed, as many professionals can attest, the markets' directions become clearer only when viewed from a perspective measured in years rather than weeks or months. If you have questions or are worried about current market conditions, we encourage you to talk with your financial advisor who can help you view current events from the perspective of long-term market trends. For our part, we at The Dreyfus Corporation are ready to serve you with a full range of investment alternatives and experienced teams of portfolio managers.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2002




DISCUSSION OF FUND PERFORMANCE

Gerald Thunelius, Portfolio Manager
Dreyfus Taxable Fixed Income Team

How did Dreyfus Premier Limited Term High Income Fund perform relative to its benchmark?

For the six-month period ended June 30, 2002, the fund achieved a total return of -7.81% for Class A shares, -7.90% for Class B shares, -8.13% for Class C shares and -7.69% for Class R shares. The fund also produced aggregate income dividends of $0.3966, $0.3779, $0.3686 and $0.4060 for Class A, B, C and R
shares, respectively.(1) In comparison, the Merrill Lynch High Yield Master II Index, the fund's benchmark, achieved a total return of -5.37% for the same period.(2 )In addition, the Dreyfus Customized Limited Term High Yield Index produced a total return of -2.96% for the reporting period.(3) This blended index reflects the performance of shorter term high yield securities and is composed of four shorter term subindices of the Merrill Lynch High Yield Master II Index. It is prepared and used exclusively by Dreyfus as a benchmark for managing the fund.

The reporting period represented one of the most challenging periods for high yield securities in recent memory. The fund's returns were severely hurt by the accounting and management oversight scandals that began with the collapse of Enron Corp. and spread to include such major corporations as Adelphia Communications and WorldCom, Inc. The fund's returns lagged that of its benchmark mainly because our attempt to position the fund in relatively high quality, more liquid holdings hurt performance when accounting scandals generally battered the high yield market and caused many of these holdings to be sold down close to the levels of companies involved in these scandals.

What is the fund's investment approach?

The fund seeks to maximize current income by investing in high yield fixed-income securities. The average effective maturity and average effective duration of the fund are limited to four years or less and three and one-half years or less, respectively.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

We normally invest most of the fund's assets in fixed-income securities of below investment-grade credit quality. Our approach to selecting individual issues is based on careful credit analysis. We thoroughly analyze the business, management and financial strength of each of the companies whose bonds we buy, then project each issuer's ability to repay its debt.

What other factors influenced the fund's performance?

The sluggish pace of economic growth and the spread of corporate accounting scandals hurt the high yield bond market during the reporting period. The latter factor was particularly harmful to investor sentiment, which seemed to deteriorate further with each new revelation of suspect accounting practices. Limited-term securities were particularly hard-hit by the scandals, primarily because shorter maturities give the issuing corporations less time to recover from problems and make good on any missed interest and principal payments.

After more than a year of slowing growth and recession, the U.S. economy showed some signs of recovery during the first six months of 2002. However, several developments held back the pace of economic growth. Persistently low rates of corporate capital spending removed a key pillar of potential economic support. Global tensions arising from the war on terrorism and conflict in the Middle East further heightened market uncertainties. Finally, a steeply declining stock market weighed heavily on credit-sensitive investments, including high yield corporate bonds.

June 2002 was especially challenging. The last month of the reporting period saw the greatest high yield bond market declines ever. WorldCom, Inc. was hit particularly hard after revealing that billions of dollars of costs were incorrectly categorized. As a result, WorldCom, Inc. was forced to restate past earnings, turning previous profits into losses. Government and industry regulators quickly launched investigations into allegations of fraud by the company's previous management team.

During the reporting period, the fund tried to position itself in high quality, liquid and generally more diverse holdings relative to its benchmark. This meant owning some of the bigger, more liquid issues in the high yield market. As the high yield market came under intense pressure due to WorldCom, Inc., any security that could be sold by the market generally was. The relatively higher quality liquid bonds that were closer to par were hurt the most in this environment. This put downward pressure on the very big liquid names that we own.

For example, one fund holding, Charter Communications, is considered to be a more conservative investment in the telecom/cable sector. However, because of its liquidity it was sold down as hard as other bonds of companies with accounting scandals in that sector, such as Adelphia Communications. While we believe that we will be better positioned when the high yield market rebounds, these factors put considerable downward pressure on the fund during the reporting period.

What is the fund's current strategy?

We have continued in our efforts to improve the fund's average credit-quality and liquidity characteristics. Doing so has been difficult, however, primarily because of heightened market volatility and periods of relatively low liquidity. As of June 30, 2002, the fund's average credit rating was B+.

Although investor sentiment may take some time to recover from recent events, we believe that corporate bonds will eventually emerge from the scandals as a stronger market. After wringing out excesses and abuses, investors may become more confident in the accuracy and veracity of companies' financial reports. If and when this occurs, it should be easier to make the changes that, in our view, have the potential to improve performance.

July 15, 2002

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: BLOOMBERG L.P. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE MERRILL LYNCH HIGH YIELD MASTER II INDEX IS AN UNMANAGED PERFORMANCE BENCHMARK COMPOSED OF U.S. DOMESTIC AND YANKEE BONDS RATED BELOW INVESTMENT GRADE WITH AT LEAST $100 MILLION PAR AMOUNT OUTSTANDING AND GREATER THAN OR EQUAL TO ONE YEAR TO MATURITY.

(3) SOURCE: BLOOMBERG L.P. -- REFLECTS THE REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE DREYFUS CUSTOMIZED LIMITED TERM HIGH YIELD INDEX IS COMPOSED OF FOUR SUBINDICES OF THE MERRILL LYNCH HIGH YIELD MASTER II INDEX. THESE SUBINDICES, BLENDED AND MARKET-WEIGHTED, ARE
     (I) BB-RATED, 1-3 YEARS, (II) B-RATED, 1-3 YEARS, (III) BB-RATED, 3-5 YEARS, AND (IV) B-RATED, 3-5 YEARS. UNLIKE THE DREYFUS CUSTOMIZED LIMITED TERM HIGH YIELD INDEX, WHICH IS COMPOSED OF BONDS RATED NO LOWER THAN "B," THE FUND CAN INVEST IN BONDS WITH LOWER CREDIT RATINGS THAN "B" AND AS LOW AS "D."

                                                             The Fund

STATEMENT OF INVESTMENTS

June 30, 2002 (Unaudited)

                                                                                                Principal
BONDS AND NOTES--90.0%                                                                           Amount(a)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.2%

BE Aerospace:

   Sr. Sub. Notes, Ser. B, 8%, 2008                                                           2,825,000  (p)           2,613,125
   Sr. Sub. Notes, Ser. B, 8.875%, 2011                                                       1,693,000  (p)           1,582,955

Hawk,
   Sr. Notes, Ser. B, 10.25%, 2003                                                            6,047,000  (p)           5,865,590

                                                                                                                      10,061,670

AIRLINES--4.3%

Aircraft Lease Portfolio Securitisation 96-1,

  Pass-Through Trust, Ctfs.,
   Cl. D, 12.75%, 2006                                                                        1,284,198                  102,736

Airplane Pass-Through Trust,
  Pass-Through Ctfs.,
   Ser. 1, Cl. D, 10.875%, 2019                                                              21,729,400                3,476,704

America West Airlines Pass-Through Trust,
  Pass-Through Cfts.,
   Ser 1996-1, Cl. D, 8.16%, 2002                                                                18,677                   18,695

Continental Airlines,
   Sr. Notes, 8%, 2005                                                                        1,900,000  (p)           1,681,500

Delta Air Lines,
   Notes, 7.7%, 2005                                                                          3,800,000                3,562,177

Midway Airlines,
  Gtd. Pass-Through Ctfs.,
   Ser. 1998-1, Cl. D, 8.86%, 2003                                                            2,788,757                  836,627

US Airways,
  Pass-Through Ctfs.:
      Ser. 1993-A, Cl. A2, 9.625%, 2003                                                       3,855,000                2,774,752
      Ser. 1993-A, Cl. A3, 10.375%, 2013                                                     11,000,000                7,141,860

                                                                                                                      19,595,051

AUTO, TRUCKS & PARTS--3.2%

Aetna Industries,
   Sr. Notes, Ser. B, 11.875%, 2006                                                          15,000,000  (b,r)         2,325,000

Airxcel,
   Sr. Sub. Notes, Ser. B, 11%, 2007                                                          2,800,000                2,352,000

Dana,
   Notes, 6.25%, 2004                                                                         3,680,000                3,496,000

J.B. Poindexter & Co.,
   Gtd. Sr. Notes, 12.5%, 2004                                                                6,625,000                6,318,594

                                                                                                                      14,491,594

BANKING--2.8%

First Palm Beach Bancorp,
   Deb., 10.35%, 2002                                                                         4,375,000                4,375,000


                                                                                                Principal
BONDS AND NOTES (CONTINUED)                                                                      Amount(a)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

BANKING (CONTINUED)

MBNA Credit Card Master Note Trust,
   Ser. 2002-C1, Cl. C1, 6.8%, 2014                                                           4,252,000                4,347,245

Republic National Bank of New York,
   Deb., 9.65%, 2003                                                                          2,000,000  (c)           1,998,458

Superior Financial,
   Sr. Notes, 8.65%, 2003                                                                     1,975,000  (c)           1,991,951

                                                                                                                      12,712,654

BEVERAGES--.9%

Sparkling Spring Water,
   Sr. Sub. Notes, 11.5%, 2007                                                                4,220,000                4,119,775

BROADCASTING & MEDIA--1.3%

Acme Television/Finance,
   Sr. Notes, Ser. B, 10.875%, 2004                                                           4,132,000  (p)           4,173,320

Granite Broadcasting,
   Sr. Sub. Notes, 8.875%, 2008                                                               1,860,000                1,636,800

                                                                                                                       5,810,120

BUILDING & CONSTRUCTION--2.0%

National Equipment Services:
   Sr. Sub. Notes, Ser. B, 10%, 2004                                                          3,303,000                2,890,125
   Sr. Sub. Notes, Ser. C, 10%, 2004                                                          7,037,000  (p)           6,157,375

                                                                                                                       9,047,500

BUILDING MATERIALS--2.9%

AAF-Mcquay,
   Sr. Notes, 8.875%, 2003                                                                    8,770,000                8,791,925

American Builders & Contractors,
   Sr. Sub. Notes, Ser. B, 10.625%, 2007                                                      1,384,000                1,435,900

Atrium Cos.,
   Sr. Sub. Notes, Ser. B, 10.5%, 2009                                                          227,000                  232,959

Owens Corning:
   Notes, 7%, 2009                                                                            5,000,000  (b)           1,962,500
   Notes, 7.7%, 2008                                                                          2,000,000  (b)             785,000

                                                                                                                      13,208,284

CABLE & MEDIA--9.5%

Adelphia Communications,
   Sr. Discount Notes, 0%, 2003                                                               6,717,000  (b,d)         2,048,685
   Sr. Notes, 9.5%, 2004                                                                      2,785,834  (b)           1,128,263

Charter Communications Holdings/Capital:
   Sr. Discount Notes, 0/9.92%, 2011                                                            830,000  (d,p)           400,475
   Sr. Discount Notes, 0/11.75%, 2011                                                         6,265,000  (d)           2,224,075
   Sr. Discount Notes, 0/13.5%, 2011                                                          2,420,000  (d)             919,600

                                                                                                              The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                 Principal
BONDS AND NOTES (CONTINUED)                                                                      Amount(a)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CABLE & MEDIA (CONTINUED)

Charter Communications Holdings/Capital (continued):
   Sr. Notes, 10%, 2011                                                                       3,242,000  (p)           2,204,560
   Sr. Notes, 10.75%, 2009                                                                   15,625,000               11,054,688

Coaxial Communications/Phoenix,
   Sr. Notes, 10%, 2006                                                                       5,320,000                4,814,600

Echostar DBS,
   Sr. Notes, 9.25%, 2006                                                                       945,000                  874,125

NTL,
   Deb., 11.2%, 2007                                                                          6,150,000                5,565,750

Pegasus Communications,
   Sr. Sub. Notes, Ser. B, 12.5%, 2007                                                        6,555,000                3,506,925

Pegasus Media & Communications,
   Sr. Sub. Notes, Ser. B, 12.5%, 2005                                                        5,910,000                5,230,350

Telewest Communications:
   Deb., 11%, 2007                                                                            6,770,000  (p)           2,741,850

   Sr. Discount Notes, 0/9.25%, 2009                                                          1,795,000  (d,p)           542,988

                                                                                                                      43,256,933

CHEMICALS--5.6%

American Pacific,
   Sr. Notes, 9.25%, 2005                                                                     2,373,000                2,423,426

Avecia Group,
   Gtd. Sr. Notes, 11%, 2009                                                                  1,900,000  (p)           1,900,000

Buckeye Technologies,
   Sr. Sub. Notes, 8.5%, 2005                                                                 3,000,000                2,715,000

Equistar Chemical/Funding,
   Notes, 8.5%, 2004                                                                          2,000,000                1,949,802

Huntsman ICI Chemicals,
   Sr. Sub. Notes, 10.125%, 2009                                                              8,405,000                7,564,500

Lyondell Chemical,
   Gtd. Sr. Secured Notes, Ser. B, 9.875%, 2007                                               9,135,000                8,769,600

                                                                                                                      25,322,328

CONSUMER PRODUCTS--.1%

Sleepmaster,
   Sr. Sub. Notes, Ser. B, 11%, 2009                                                          2,800,000  (b)             630,000

DIVERSIFIED FINANCIAL SERVICE--3.8%

Elgin National Industries,
   Sr. Notes, Ser. B, 11%, 2007                                                               6,170,000                5,275,350

Key Components/Finance,
   Sr. Notes, 10.5%, 2008                                                                     1,199,000                1,193,005


                                                                                                 Principal
BONDS AND NOTES (CONTINUED)                                                                      Amount(a)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICE (CONTINUED)

Tyco International Group:
   Gtd. Notes, 5.8%, 2006                                                                     2,485,000  (p)           1,963,523
   Gtd. Notes, 6.375%, 2005                                                                  11,092,000  (p)           9,095,218

                                                                                                                      17,527,096

ELECTRIC POWER--2.7%

Calpine,
   Sr. Notes, 7.625%, 2006                                                                    8,526,000                5,925,570

Calpine Canada Energy Finance,
   Gtd. Sr. Notes, 8.5%, 2008                                                                 7,316,000  (p)           5,048,040

Hidroelectrica Piedra del Aguila:
   Notes, 8%, 2009                                                                            2,808,000  (b,c)           589,680
   Notes, 8.25%, 2009                                                                         3,514,219  (b,c)           737,986

                                                                                                                      12,301,276

ELECTRICAL & ELECTRONICS--3.0%

Amkor Technology,
   Sr. Notes, 9.25%, 2006                                                                     5,160,000  (p)           4,257,000

CMS Energy,
   Sr. Notes, 9.875%, 2007                                                                    2,717,000                2,078,505

Mirant Americas Generation,
   Sr. Notes, 7.625%, 2006                                                                    8,730,000  (p)           7,077,909

Mission Energy Holding,
   Sr. Secured Notes, 13.5%, 2008                                                               192,000                  193,920

                                                                                                                      13,607,334

ENVIRONMENTAL--1.8%

Allied Waste N.A.,
   Gtd. Sr. Notes, Ser. B, 7.625%, 2006                                                       5,550,000                5,383,500

Synagro Technologies,
   Sr. Sub. Notes, 9.5%, 2009                                                                 2,600,000  (p)           2,678,000

                                                                                                                       8,061,500

FINANCIAL--.1%

Finova Group,
   Notes, 7.5%, 2009                                                                          1,395,000                  467,325

FOOD WHOLESALE--1.8%

R.A.B Enterprises,
   Gtd. Sr. Notes, 10.5%, 2005                                                                1,113,000  (e)             667,800

Sun World International,

   First Mortgage, Ser. B, 11.25%, 2004                                                       7,580,000                7,580,000

                                                                                                                       8,247,800

                                                                                                            The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                 Principal
BONDS AND NOTES (CONTINUED)                                                                      Amount(a)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FOREIGN/GOVERNMENTAL--3.2%

Bundesobligation,
   Bonds, Ser. 139, 4%, 2007                                                EUR               6,753,000                6,560,982

Bundesschatzanweisungen,
   Notes, 4.25%, 2004                                                       EUR               6,753,000                6,733,692

Republic of Venezuela,
   Sr. Notes, 11%, 2008                                                     EUR               2,000,000                1,365,427

                                                                                                                      14,660,101

FORESTRY & PAPER--.6%

Appleton Papers,
   Sr. Sub. Notes, 12.5%, 2008                                                                2,610,000  (c)           2,583,900

GAMING--1.5%

Resorts International Hotel and Casino,
   First Mortgage, 11.5%, 2009                                                                5,950,000  (c)           5,444,250

Riviera Holdings,
   Gtd. Sr. Secured Notes, 11%, 2010                                                          1,380,000  (c)           1,348,950

                                                                                                                       6,793,200

LIFE INSURANCE--1.0%

CNA Financial,
   Notes, 6.5%, 2005                                                                          1,540,000                1,486,231

Conseco:
   Gtd. Notes, 9%, 2008                                                                         174,000                   79,170
   Gtd. Sr. Notes, 8.75%, 2006                                                                5,760,000  (c,p)         2,793,600

                                                                                                                       4,359,001

MACHINERY--1.9%

Case,
   Notes, Ser. B, 6.25%, 2003                                                                 3,759,000                3,670,310

Day International Group,
   Sr. Notes, Ser. B, 11.125%, 2005                                                           4,889,000                4,889,000

                                                                                                                       8,559,310

MINING & METALS--.3%

Haynes International,
   Sr. Notes, 11.625%, 2004                                                                   1,820,000                1,419,600

NON-FOOD & DRUG RETAILERS--1.0%

Dillard's:
   Notes, 6.125%, 2003                                                                        1,670,000                1,639,614
   Reset Put Securities, 6.39%, 2003                                                          2,900,000  (f,p)         2,850,065

                                                                                                                       4,489,679


                                                                                                Principal
BONDS AND NOTES (CONTINUED)                                                                      Amount(a)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

OFFICE EQUIPMENT--1.0%
IOS Capital,
   Notes, 9.75%, 2004                                                                         4,574,000                4,569,883

OIL & GAS--.4%

Hanover Equipment Trust 2001 B,
   Sr. Secured Notes, 8.75%, 2011                                                             1,800,000  (c)           1,656,000

OIL & GAS-EXPLORATION & PRODUCTION--1.8%
Belden & Blake,
   Sr. Sub. Notes, Ser. B, 9.875%, 2007                                                       6,435,000                5,694,975

Vintage Petroleum:
   Sr. Sub. Notes, 9%, 2005                                                                   1,858,000  (p)           1,848,710
   Sr. Sub. Notes, 9.75%, 2009                                                                  900,000  (p)             882,000

                                                                                                                       8,425,685

OIL REFINING--2.3%

EOTT Energy Partners/Finance,
   Gtd. Sr. Notes, 11%, 2009                                                                  5,925,000  (p)           4,295,625

Tesoro Petroleum,
   Sr. Sub. Notes, Ser. B, 9.625%, 2008                                                       6,650,000  (p)           6,184,500

                                                                                                                      10,480,125

PACKAGING--1.9%

Owens-Illinois,
   Sr. Notes, 7.85%, 2004                                                                     8,939,000  (p)           8,648,483

RESIDENTIAL MORTGAGE--.1%

Bank of America Mortgage Securities II:
   Ser. 2001-8, Cl. B4, 6.5%, 2031                                                              288,880  (c)             268,881
   Ser. 2001-8, Cl. B5, 6.5%, 2031                                                              288,880  (c)             232,985
   Ser. 2001-8, Cl. B6, 6.5%, 2031                                                              289,557  (c)             102,310

                                                                                                                         604,175

STRUCTURED INDEX--8.8%

Bank of America,
   Index Linked Notes, 0%, 2003                                                              15,000,000  (c,g)        14,882,910

Crown Street MINTS,
   Floating Rate Participating Securities, 3.88%, 2007                                        2,750,000  (c,h,i)       2,612,500

HYDI-100,
   Linked Ctf. of Deposit, 8.75%, 2007                                                       19,500,000  (j,p)        18,183,750

Passive High Yield Return Securities Trusts 2001,
   Ctfs., 9.24%, 2011                                                                         4,879,000  (c,j)         4,364,526

                                                                                                                      40,043,686

                                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                Principal
BONDS AND NOTES (CONTINUED)                                                                      Amount(a)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT--1.7%

Filtronic,
   Sr. Notes, 10%, 2005                                                                       2,350,000                2,173,750

Loral Cyberstar,
   Sr. Notes, 10%, 2006                                                                       5,418,000                3,765,510

Lucent Technologies,
   Notes, 7.25%, 2006                                                                         2,958,000  (p)           2,026,230

                                                                                                                       7,965,490

TELECOMMUNICATIONS--5.0%

Call-Net Enterprises,
   Sr.Secured Notes, 10.625%, 2008                                                            1,000,000  (p)             320,000

MJD Communications,
   Floating Rate Notes, Ser. B, 6.285%, 2008                                                  4,500,000  (h)           3,195,000

Metromedia Fiber Network:
   Sr. Notes, 10%, 2009                                                                       7,650,000  (b)             114,750
   Sr. Notes, 14%, 2007                                                                       3,765,000  (b)           1,204,800
   Sr. Notes, Ser. B, 10%, 2008                                                               3,260,000  (b,c)            48,900

Northeast Optic Network,
   Sr. Notes, 12.75%, 2008                                                                    3,125,000  (b)             109,375

Qwest:
   Notes, 7.2%, 2004                                                                          6,550,000                5,764,000
   Notes, 7.625%, 2003                                                                        1,800,000  (p)           1,638,000

Qwest Capital Funding,
   Notes, 7.75%, 2006                                                                        12,300,000  (p)           7,503,000

U.S. Unwired,
   Sr. Sub. Discount Notes, Ser. B, 0/13.375%, 2009                                           1,475,000  (d,p)           361,375

WorldCom:
   Notes, 7.875%, 2003                                                                        3,730,000  (k)             652,750

   Sr. Notes, 7.75%, 2007                                                                    11,555,000  (k,p)         1,906,575

                                                                                                                      22,818,525

TEXTILES-APPARREL--2.7%

Levi Strauss & Co.,
   Notes, 6.8%, 2003                                                                          8,863,000                8,242,590

Sassco Fashions,
   Sr. Notes, 12.75%, 2004                                                                    9,017,519  (b)           3,967,708

                                                                                                                      12,210,298

TOBACCO--1.3%

North Atlantic Trading,
   Sr. Notes, Ser. B, 11%, 2004                                                               1,568,000                1,577,800

Stena AB,
   Sr. Notes, 10.5%, 2005                                                                     4,090,000                4,233,150

                                                                                                                       5,810,950


                                                                                                  Principal
 BONDS AND NOTES (CONTINUED)                                                                      Amount(a)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES/MORTGAGE-BACKED--1.2%

Federal Home Loan Mortgage Corp.,

  REMIC, Gtd. Multiclass Mortgage Participation Ctfs.

    (Interest Only Obligations):
         Ser. 2288, Cl. IO, 6.5%, 1/15/2027                                                   3,929,196  (l)             579,556
         Ser. 2360, Cl. TI, 6.5%, 7/15/2026                                                  13,968,652  (l)           1,462,343
         Ser. 2405, Cl. IA, 6.5%, 12/15/2011                                                  1,689,654  (l)              90,819

Federal National Mortgage Association,

  REMIC Trust, Gtd. Pass-Through Cfts.
    (Interest Only Obligations):
         Ser. 2001-69, Cl. IQ, 6%, 6/25/2023                                                 10,854,676  (l)           1,102,428
         Ser. 2001-69, Cl. QI, 6%, 10/25/2021                                                 7,005,853  (l)             757,508
         Ser. 2001-74, Cl. NI, 6%, 2/25/2021                                                  8,275,000  (l)           1,507,015

                                                                                                                       5,499,669

UTILITIES-NATURAL GAS DISTRIBUTORS--.5%

Dynegy Holdings,
   Sr. Notes, 8.125%, 2005                                                                    3,150,000                2,427,122

WIRELESS TELECOMMUNICATIONS--3.8%

Alamosa Holdings:
   Sr. Discount Notes, 0/12.875%, 2010                                                        1,395,000  (d)             216,225
   Sr. Notes, 13.625%, 2011                                                                   2,050,000  (p)             625,250

American Tower,
   Sr. Notes, 9.375%, 2009                                                                    4,354,000  (p)           2,416,470

Crown Castle International,
   Sr. Notes, 9.375%, 2011                                                                    1,436,000  (p)             911,860

Horizon PCS,
   Sr. Notes, 13.75%, 2011                                                                    2,500,000  (c,p)           837,500

Microcell Telecommunications,
   Sr. Notes, Ser. B, 14%, 2006                                                               3,850,000  (k,p)           327,250

Nextel Communications:
   Conv. Sub. Deb., 5.25%, 2010                                                               8,745,000  (p)           3,661,969

   Sr. Serial Redeemable Notes, 9.375%, 2009                                                 13,740,000  (p)           7,007,400

Pagemart Nationwide,
   Sr. Notes, 15%, 2005                                                                      13,500,000  (b)             101,250

SBA Communications,
   Sr. Notes, 10.25%, 2009                                                                    1,700,000  (p)           1,028,500

Tritel PCS:
   Sr. Discount Notes, 0/12.75%, 2009                                                           650,000  (d)             513,500

                                                                                                                      17,647,174

TOTAL BONDS AND NOTES
(cost $ 539,463,869)                                                                                                 410,140,296

                                                                                                         The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

PREFERRED STOCKS--7.9%                                                                           Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

BROADCASTING & MEDIA--2.9%

Paxson Communications:
   Cum., $1,325                                                                                     982                7,659,600
   Cum. Conv., $975                                                                                 769  (c)           5,536,800

                                                                                                                      13,196,400

MINING & METALS--1.0%

Kaiser Group Holdings,
   Cum., $3.85                                                                                  123,316                4,408,547

OIL & GAS-EXPLORATION & PRODUCTION--.5%

EXCO Resources,
   Cum. Conv., $1.05                                                                            140,000                2,205,000

TELECOMMUNICATION EQUIPMENT--2.0%

Boise Cascade,
   Cum., $3.75 (Units)                                                                          169,122  (m)           9,014,203

TELECOMMUNICATIONS--1.5%
CSC Holdings,
   Ser. H, Cum. $117.50                                                                          98,950                6,728,600

McLeodUSA,
   Ser. A, Non-Cum. Conv., $.4375                                                                21,979                   82,421

                                                                                                                       6,811,021

TOTAL PREFERRED STOCKS
(cost $40,511,525)                                                                                                    35,635,171

COMMON STOCKS--2.2%
------------------------------------------------------------------------------------------------------------------------------------

MINING & METALS--.0%
Kaiser Group Holdings (rights)                                                                  123,316  (n,o,r)               0

TELECOMMUNICATION EQUIPMENT--.0%
Loral Cyberstar (warrants)                                                                      164,345  (n)             184,888

TELECOMMUNICATIONS--.0%
McLeodUSA (warrants)                                                                             48,703  (n)               6,331
WorldPort Communications                                                                        175,086  (n)              68,284

                                                                                                                          74,615

TEXTILES-APPARREL--2.2%
HCI Direct, Cl. A                                                                               910,714  (r)           9,805,658

TOTAL COMMON STOCKS
(cost $9,912,182)                                                                                                     10,065,161


                                                                                                 Principal
SHORT-TERM INVESTMENT--2.3%                                                                      Amount(a)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--1.5%

UBS Finance Delaware
   2%, 7/1/2002                                                                               7,000,000                7,000,000

U.S. TREASURY BILLS--.8%
   1.58%, 7/18/2002                                                                           3,545,000  (q)           3,542,270

TOTAL SHORT-TERM INVESTMENTS
(cost $10,542,179)                                                                                                    10,542,270

TOTAL INVESTMENTS (cost $600,429,755)                                                             102.4%             466,382,270

LIABLITIES, LESS CASH AND RECEIVABLES                                                              (2.4%)            (10,787,947)

NET ASSETS                                                                                        100.0%             455,594,322

(A)  PRINCIPLAL AMOUNT STATED IN U.S. DOLLARS UNLESS OTHERWISE NOTED.
     EUR--EUROS

(B)  NON-INCOME PRODUCING--SECURITY IN DEFAULT.

(C)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JUNE 30, 2002,
     THESE SECURITIES AMOUNTED TO $48,032,086 OR 10.5% OF NET ASSETS.

(D)  ZERO COUPON UNTIL A SPECIFIED DATE AT WHICH TIME THE STATED COUPON RATE
     BECOMES EFFECTIVE UNTIL MATURITY.

(E)  GUARANTEED BY THE B. MANISCHEWITZ CO. AND MILLBROOK DISTRIBUTION SERVICES.

(F)  REFLECTS DATE SECURITY CAN BE REDEEMED AT HOLDER'S OPTION; THE STATED
     MATURITY DATE IS 8/1/2013.

(G)  LINKED TO THE BEAR STEARNS HIGH YIELD COMPOSITE INDEX.

(H)  VARIABLE RATE SECURITY--INTEREST RATE SUBJECT TO PERIODIC CHANGE.

(I)  CREDIT LINKED NOTES.

(J)  SECURITY LINKED TO A PORTFOLIO OF DEBT SECURITIES.

(K)  SUBSEQUENT TO 6/30/2002, THESE SECURITIES BECAME NON-INCOME PRODUCING.

(L)  NOTIONAL FACE AMOUNT SHOWN.

(M)  UNIT REPRESENTS ONE SHARE OF PREFERRED STOCK AND A PURCHASE CONTRACT FOR
     COMMON STOCK.

(N)  NON-INCOME PRODUCING SECURITY.

(O)  THE RIGHTS ALLOW THE HOLDER TO PUT PREFERRED STOCK BACK TO THE COMPANY
     UNDER CERTAIN CONDITIONS.

(P)  ALL OR A PORTION OF THESE SECURITIES ARE ON LOAN. AT JUNE 30, 2002, THE
     TOTAL MARKET VALUE OF THE FUND'S SECURITIES ON LOAN IS $85,647,166 AND THE
     TOTAL MARKET VALUE OF THE COLLATERERAL HELD BY THE FUND IS $89,267,110.

(Q)  PARTIALLY HELD BY A BROKER AS COLLATERAL FOR OPEN FINANCIAL FUTURES
     POSITIONS.

(R)  THE VALUE OF THESE SECURITIES HAS BEEN DETERMINED IN GOOD FAITH UNDER THE
     DIRECTION OF THE BOARD OF TRUSTEES.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       The Fund

STATEMENT OF FINANCIAL FUTURES

June 30, 2002 (Unaudited)

                                                                 Market Value                                          Unrealized
                                                                   Covered by                                       (Depreciation)
                                            Contracts            Contracts ($)               Expiration           at 6/30/2002 ($)
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL FUTURES LONG

S&P 500                                           140              34,653,500            September 2002                  (362,225)

FINANCIAL FUTURES SHORT

Japanese 10 year Bonds                              6               6,980,924            September 2002                   (51,707)

                                                                                                                         (413,932)


SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

June 30, 2002 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           600,429,755   466,382,270

Cash                                                                    194,460

Collateral for securities loaned--Note 1(c)                          89,267,110

Interest and dividends receivable                                     9,846,848

Receivable for shares of Beneficial Interest subscribed                 929,099

Receivable for investment securities sold                               589,493

                                                                    567,209,280

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates--Note 2                   545,272

Liability for securities loaned--Note 1(c)                           89,267,110

Payable for investment securities purchased                          19,628,634

Payable for shares of Beneficial Interest redeemed                    1,945,502

Net unrealized depreciation on forward
  currency exchange contracts--Note 3                                    66,675

Interest payable--Note 4                                                  2,384

Payable for futures variation margin--Note 3                            159,381

                                                                    111,614,958

NET ASSETS ($)                                                      455,594,322

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     879,830,584

Accumulated distributions in excess of investment income--net        (1,560,180)

Accumulated net realized gain (loss) on investments                (288,154,413)

Accumulated net unrealized appreciation (depreciation)
  on investments and foreign currency transactions
  [including ($413,932) net unrealized (depreciation)
  on financial futures]                                            (134,521,669)

NET ASSETS ($)                                                      455,594,322
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE



                                                            Class A          Class B           Class C            Class R
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                          105,326,492      277,172,897        72,974,809            120,124

Shares Outstanding                                       15,159,864       39,889,085        10,496,719             17,298

NET ASSET VALUE PER SHARE ($)                                  6.95             6.95              6.95               6.94


SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        The Fund



STATEMENT OF OPERATIONS

Six Months Ended June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Interest                                                            24,589,310

Dividends                                                            1,778,217

TOTAL INCOME                                                        26,367,527

EXPENSES:

Management fee--Note 2(a)                                            1,771,934

Distribution and service fees--Note 2(b)                             1,712,718

Interest expense--Note 4                                                 2,385

Miscellaneous                                                              110

TOTAL EXPENSES                                                       3,487,147

INVESTMENT INCOME--NET                                              22,880,380

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 3 ($):

Net realized gain (loss) on investments,
  foreign currency transations and options                         (26,790,836)

Net realized gain (loss) on financial futures                       (2,292,660)

NET REALIZED GAIN (LOSS)                                           (29,083,496)

Net unrealized appreciation (depreciation) on investments
  and foreign currency transations [including ($388,172)
  net unrealized (depreciation) on financial futures]              (33,903,127)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (62,986,623)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             (40,106,243)

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                            June 30, 2002            Year Ended
                                               (Unaudited)    December 31, 2001
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         22,880,380            56,101,295

Net realized gain (loss) on investments       (29,083,496)         (162,338,428)

Net unrealized appreciation (depreciation)
   on investments                             (33,903,127)           94,671,731

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  (40,106,243)          (11,565,402)

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (5,941,944)          (13,191,082)

Class B shares                                (15,319,969)          (37,020,137)

Class C shares                                 (3,917,805)           (9,251,827)

Class R shares                                     (6,816)              (14,186)

TOTAL DIVIDENDS                               (25,186,534)          (59,477,232)

BENEFICIAL INTEREST TRANSACTIONS ($):
Net proceeds from shares sold:

Class A shares                                 34,800,646            43,751,647

Class B shares                                 18,390,985            38,531,846

Class C shares                                  9,157,171            10,597,267

Dividends reinvested:

Class A shares                                  2,099,255             4,838,032

Class B shares                                  4,271,906            10,270,950

Class C shares                                  1,247,590             2,792,651

Class R shares                                      6,457                13,330

Cost of shares redeemed:

Class A shares                                (31,625,713)          (51,277,447)

Class B shares                                (31,452,989)          (82,076,081)

Class C shares                                (10,902,977)          (23,159,068)

Class R shares                                         --               (10,320)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS            (4,007,669)          (45,727,193)

TOTAL INCREASE (DECREASE) IN NET ASSETS       (69,300,446)         (116,769,827)

NET ASSETS ($):

Beginning of Period                           524,894,768           641,664,595

END OF PERIOD                                 455,594,322           524,894,768

Undistributed (distributions in excess of)
   investment income--net                      (1,560,180)              745,974

                                                            The Fund

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended
                                            June 30, 2002           Year Ended
                                              (Unaudited)    December 31, 2001
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                     4,502,859            5,194,872

Shares issued for dividends reinvested            276,568              571,551

Shares redeemed                                (4,086,252)          (6,118,981)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     693,175             (352,558)

CLASS B(A)

Shares sold                                     2,388,222            4,476,099

Shares issued for dividends reinvested            562,799            1,213,298

Shares redeemed                                (4,091,023)          (9,762,310)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  (1,140,002)          (4,072,913)

CLASS C

Shares sold                                     1,183,184            1,239,829

Shares issued for dividends reinvested            164,307              329,948

Shares redeemed                                (1,428,279)          (2,736,119)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (80,788)          (1,166,342)

CLASS R

Shares issued for dividends reinvested                852                1,581

Shares redeemed                                        --               (1,145)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING         852                  436

(A) DURING THE PERIOD ENDED JUNE 30, 2002, 33,595 CLASS B SHARES REPRESENTING $243,897 WERE AUTOMATICALLY CONVERTED TO 33,595 CLASS A SHARES AND DURING THE PERIOD ENDED DECEMBER 31, 2001, 44,859 CLASS B SHARES REPRESENTING $370,702 WERE AUTOMATICALLY CONVERTED TO 44,859 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                          Six Months Ended
                                             June 30, 2002                                 Year Ended December 31,
                                                                  ------------------------------------------------------------------
CLASS A SHARES                                 (Unaudited)            2001(a)         2000          1999           1998    1997(b)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                                7.94             8.95           10.45         11.33          12.46    12.50

Investment Operations:

Investment income--net                                 .36(c)           .84(c)         1.07          1.12           1.15      .71

Net realized and unrealized
   gain (loss) on investments                         (.95)            (.96)          (1.47)         (.90)         (1.14)    (.04)

Total from Investment Operations                      (.59)            (.12)           (.40)          .22            .01      .67

Distributions:

Dividends from investment
   income--net                                        (.40)            (.89)          (1.10)        (1.10)         (1.14)    (.71)

Net asset value, end of period                        6.95             7.94            8.95         10.45          11.33    12.46

TOTAL RETURN (%)(D)                                  (7.81)(e)        (1.62)          (4.26)         1.99           (.10)    9.16(f)

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses
   to average net assets                               .95(f)           .95             .95           .95            .95      .95(f)

Ratio of interest expense
   to average net assets                               .00(f,g)         .01             .01           .01            .02      .08(f)

Ratio of net investment income
   to average net assets                              9.45(f)          9.91           10.80         10.19           9.55     9.34(f)

Portfolio Turnover Rate                             137.12(e)        158.92           26.76         40.79          45.34    28.83(e)

Net Assets, end of period
   ($ x 1,000)                                     105,326          114,886         132,652       106,959        147,131   65,705

(A)  AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS
     OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
     AMORTIZING DISCOUNT OR PREMIUM ON FIXED INCOME SECURITIES ON A SCIENTIFIC
     BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT
     OF THIS CHANGE FOR THE PERIOD ENDED DECEMBER 31, 2001 WAS TO DECREASE NET
     INVESTMENT INCOME PER SHARE BY $.06, INCREASE NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS PER SHARE BY $.06, AND DECREASE THE RATIO OF NET
     INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 10.52% TO 9.91%. PER SHARE
     DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE
     NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  FROM MAY 30, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(C)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED.

(F)  ANNUALIZED.

(G)  AMOUNT REPRESENTS LESS THAN .01%.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                           Six Months Ended
                                              June 30, 2002                               Year Ended December 31,
                                                                  ------------------------------------------------------------------
CLASS B SHARES                                  (Unaudited)            2001(a)         2000          1999           1998    1997(b)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                                7.94             8.95           10.45         11.33          12.46     12.50

Investment Operations:

Investment income--net                                 .34(c)           .80(c)         1.02          1.06           1.09        66

Net realized and unrealized
   gain (loss) on investments                         (.95)            (.96)          (1.47)         (.89)         (1.14)     (.04)

Total from Investment Operations                      (.61)            (.16)           (.45)          .17           (.05)      .62

Distributions:

Dividends from investment
   income--net                                        (.38)            (.85)          (1.05)        (1.05)         (1.08)     (.66)

Net asset value, end of period                        6.95             7.94            8.95         10.45          11.33     12.46

TOTAL RETURN (%)(D)                                  (7.90)(e)        (2.10)          (4.74)         1.48           (.61)    8.57(f)

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses
   to average net assets                              1.45(f)          1.45            1.45          1.45           1.45     1.45(f)

Ratio of interest expense
   to average net assets                               .00(f,g)         .01             .01           .01            .02      .09(f)

Ratio of net investment income
   to average net assets                              8.97(f)          9.42           10.32          9.70           9.02     8.73(f)

Portfolio Turnover Rate                             137.12(e)        158.92           26.76         40.79          45.34    28.83(e)

Net Assets, end of period
   ($ x 1,000)                                     277,173          325,834         403,702       562,605        551,415    198,057

(A)  AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS
     OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
     AMORTIZING DISCOUNT OR PREMIUM ON FIXED INCOME SECURITIES ON A SCIENTIFIC
     BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT
     OF THIS CHANGE FOR THE PERIOD ENDED DECEMBER 31, 2001 WAS TO DECREASE NET
     INVESTMENT INCOME PER SHARE BY $.05, INCREASE NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS PER SHARE BY $.05, AND DECREASE THE RATIO OF NET
     INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 10.03% TO 9.42%. PER SHARE
     DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE
     NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  FROM MAY 30, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(C)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED.

(F)  ANNUALIZED.

(G)  AMOUNT REPRESENTS LESS THAN .01%.


SEE NOTES TO FINANCIAL STATEMENTS.


                                          Six Months Ended
                                             June 30, 2002                                Year Ended December 31,
                                                               ---------------------------------------------------------------------
CLASS C SHARES                                  (Unaudited)            2001(a)        2000          1999           1998     1997(b)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                                7.95             8.96          10.45         11.33          12.47     12.50

Investment Operations:

Investment income--net                                 .33(c)           .78(c)        1.01          1.04           1.06       .65

Net realized and unrealized
   gain (loss) on investments                         (.96)            (.96)         (1.47)         (.90)         (1.15)     (.03)

Total from Investment Operations                      (.63)            (.18)          (.46)          .14           (.09)      .62

Distributions:

Dividends from investment
   income--net                                        (.37)            (.83)         (1.03)        (1.02)         (1.05)     (.65)

Net asset value, end of period                        6.95             7.95           8.96         10.45          11.33     12.47

TOTAL RETURN (%)(D)                                  (8.13)(e)        (2.23)         (4.96)         1.23           (.93)     8.47(f)

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses
   to average net assets                              1.70(f)          1.70           1.70          1.70           1.70      1.70(f)

Ratio of interest expense
   to average net assets                               .00(f,g)         .01            .01           .01            .02       .09(f)

Ratio of net investment income
   to average net assets                              8.72(f)          9.17          10.09          9.45           8.77      8.54(f)

Portfolio Turnover Rate                             137.12(e)        158.92          26.76         40.79          45.34     28.83(e)

Net Assets, end of period
   ($ x 1,000)                                      72,975           84,044        105,167       170,011        204,184     67,495

(A)  AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS
     OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
     AMORTIZING DISCOUNT OR PREMIUM ON FIXED INCOME SECURITIES ON A SCIENTIFIC
     BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT
     OF THIS CHANGE FOR THE PERIOD ENDED DECEMBER 31, 2001 WAS TO DECREASE NET
     INVESTMENT INCOME PER SHARE BY $.05, INCREASE NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS PER SHARE BY $.05, AND DECREASE THE RATIO OF NET
     INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 9.78% TO 9.17%. PER SHARE DATA
     AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT
     BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  FROM MAY 30, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(C)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED

(F)  ANNUALIZED.

(G)  AMOUNT REPRESENTS LESS THAN .01%.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended
                                             June 30, 2002                                Year Ended December 31,
                                                                  ------------------------------------------------------------------
CLASS R SHARES                                  (Unaudited)            2001(a)         2000          1999           1998     1997(b)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                                7.94             8.95           10.44         11.32          12.45     12.50

Investment Operations:

Investment income--net                                 .38(c)           .86(c)         1.16          1.05           1.25       .81

Net realized and unrealized
   gain (loss) on investments                         (.97)            (.96)          (1.52)         (.80)         (1.21)     (.14)

Total from Investment Operations                      (.59)            (.10)           (.36)          .25            .04       .67

Distributions:

Dividends from investment
   income--net                                        (.41)            (.91)          (1.13)        (1.13)         (1.17)     (.72)

Net asset value, end of period                        6.94             7.94            8.95         10.44          11.32     12.45

TOTAL RETURN (%)                                     (7.69)(d)        (1.26)          (4.02)         2.24            .14     9.26(e)

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses
   to average net assets                               .70(e)           .70             .70           .70            .70      .75(e)

Ratio of interest expense
   to average net assets                               .00(e,f)         .01             .01           .01            .03      .05(e)

Ratio of net investment income
   to average net assets                              9.87(e)         10.19           11.01         10.65          10.41    10.08(e)

Portfolio Turnover Rate                             137.12(d)        158.92           26.76         40.79          45.34    28.83(d)

Net Assets, end of period
   ($ x 1,000)                                         120              131             143           329            127       127

(A)  AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS
     OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
     AMORTIZING DISCOUNT OR PREMIUM ON FIXED INCOME SECURITIES ON A SCIENTIFIC
     BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT
     OF THIS CHANGE FOR THE PERIOD ENDED DECEMBER 31, 2001 WAS TO DECREASE NET
     INVESTMENT INCOME PER SHARE BY $.05 AND INCREASE NET REALIZED AND
     UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY $.05, AND DECREASE THE
     RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 10.80% TO 10.19%.
     PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1,
     2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  FROM MAY 30, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(C)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

(F)  AMOUNT REPRESENTS LESS THAN .01%.


SEE NOTES TO FINANCIAL STATEMENTS.



NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier Limited Term High Income Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund's investment objective is to provide high current income. The Dreyfus Corporation (the "Manager") serves as the fund's investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank"), which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the Distributor of the fund's shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class.

Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments, other than U.S. Treasury Bills, and financial futures) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, other than U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $225,539,118 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2001. If not applied, $1,959,797 of the carryover expires in fiscal 2005, $10,707,877 expires in fiscal 2006, $27,148,408 expires in fiscal 2007, $46,414,385 expires in fiscal 2008 and $139,308,651 expires in fiscal 2009.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2001, was as follows: ordinary income $59,477,232. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Investment Management Fee and Other Transactions with Affiliates:

(a) Investment management fee: Pursuant to an Investment Man-agement agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds and Trust (the "Dreyfus/Laurel Funds") attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

During the period ended June 30, 2002, the Distributor retained $5,764 from Commissions earned on sales of the fund's Class A shares and $23,821 and $3,419 from contingent deferred sales charges on redemptions of the fund's Class B and C shares, respectively.

(b) Distribution and service plan: Under separate Distribution Plans (the "Plans") adopted pursuant to Rule 12b-1 under the Act, Class A shares pay annually up to .25% of the value of the average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B and Class C shares pay the Distributor for distributing their shares at an aggregate annual rate of ..50% and .75% of the value of the average daily net assets of Class B and Class C shares, respectively. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the "Service Plan"), under which Class B and Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares, respectively. During the period ended June 30, 2002, Class A, Class B and Class C shares were charged $143,517, $774,845 and $305,200, respectively, pursuant to their respective Plans. During the period ended June 30, 2002, Class B and Class C shares were charged $387,423 and $101,733, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 3--Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2002, amounted to $667,584,983 and $672,453,583, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2002, are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.

The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at June 30, 2002:


                                                  Foreign
Forward Currency                                 Currency                                                          Unrealized
Exchange Contracts                                Amounts         Proceeds ($)            Value ($)          Depreciation) ($)
------------------------------------------------------------------------------------------------------------------------------------
SALES:

Euro, expiring
    10/2/2002                                  13,506,000          13,277,749           13,344,423                     (66,674)


At June 30, 2002, accumulated net unrealized depreciation on investments was $134,047,485, consisting of $5,051,636 gross unrealized appreciation and $139,099,121 gross unrealized depreciation.

NOTE 4--Bank Lines of Credit:

The fund may borrow up to $20 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding during the period ended June 30, 2002 was approximately $111,000 with a related weighted average annualized interest rate of 4.33%.

                                                             The Fund

NOTES

                 For More Information

                        Dreyfus Premier
                        Limited Term
                        High Income Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call your financial
representative or
1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2002 Dreyfus Service Corporation                                  029SA0602